     As filed with the Securities and Exchange Commission on August 19, 2003


                          File Nos. 333-02381/811-07589

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]


                       Pre-Effective Amendment No.___                        [ ]
                       Post-Effective Amendment No. 27                       [X]


                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                        [X]


                              Amendment No. 29                               [X]


                         THE HARTFORD MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 297-6443

                             Kevin J. Carr, Esquire
                               Investment Law Unit
                   The Hartford Financial Services Group, Inc.
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

         ____     immediately upon filing pursuant to paragraph (b) of Rule 485


          X       on August 25, 2003 pursuant to paragraph (b) of Rule 485


         ____     60 days after filing pursuant to paragraph (a)(1) of Rule 485

         ____     on (Date) pursuant to paragraph (a)(1) of Rule 485

         ____     75 days after filing pursuant to paragraph (a)(2) of Rule 485

         ____     on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:


          X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



This post-effective amendment contains the prospectuses and statement of additional information relating to The Hartford Equity Income Fund, a new series of the registrant established by the Directors of the registrant at a meeting held on May 13, 2003 (the "Fund"). The post-effective amendment contains two prospectuses (one applicable to Class A, Class B and Class C Shares and one applicable to Class Y Shares) and one statement of additional information (applicable to Class A, Class B, Class C and Class Y Shares) for the Fund. The registrant currently has other series of shares (each with multiple classes) each registered under the Securities Act of 1933 which are offered through other prospectuses and another statement of additional information not included in this post-effective amendment. This post-effective amendment is not intended to update or amend such other prospectuses or statement of additional information.

THE HARTFORD EQUITY INCOME FUND

                                            CLASS A, CLASS B AND CLASS C SHARES


                                            PROSPECTUS
                                            AUGUST 28, 2003


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND
EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               THE HARTFORD MUTUAL FUNDS

                               P.O. BOX 64387
                               ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS

--------------------------------------------------------------------------------


Introduction                              Introduction                                                           1
A summary of the Fund's                   The Hartford Equity Income Fund                                        2
goals, principal strategies,
main risks, performance
and expenses
Description of other                      Investment strategies and investment matters                           4
investment strategies and
investment risks
Investment manager and                    Management of the fund                                                 7
management fee information
Information on your                       About your account                                                     8
account                                   Choosing a share class                                                 8
                                          How sales charges are calculated                                       8
                                          Sales charge reductions and waivers                                    9
                                          Opening an account                                                    10
                                          Buying shares                                                         11
                                          Selling shares                                                        12
                                          Transaction policies                                                  14
                                          Dividends and account policies                                        15
                                          Additional investor services                                          16
Further information on the                Financial highlights                                                  18
Fund                                      Privacy policy                                                        19
                                          For more information                                          back cover


INTRODUCTION
--------------------------------------------------------------------------------

The Hartford Equity Income Fund (the "Fund") described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, B and C shares of the Fund.

The Fund is a diversified fund. The Fund is a series of The Hartford Mutual Funds, Inc.

Information on the Fund, including its risk factors, can be found on the pages following this introduction.

The investment manager to the Fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of the Fund is provided by an investment sub-adviser, Wellington Management Company, LLP ("Wellington Management"). Information regarding HIFSCO and Wellington Management is included under the section entitled "Management of the Fund" in this prospectus.


Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.


THE HARTFORD MUTUAL FUNDS                                                      1

THE HARTFORD EQUITY INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Equity Income Fund seeks a high level of current income consistent with growth of capital.


PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund invests primarily in equity securities of companies with market capitalizations above $3 billion. At the time of investment, every equity security in which the Fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The Fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.



The Fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and estimated below average price-to-earnings ratios. Fundamental analysis involves the assessment of company-specific factors such as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. The Fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized in one of four ways -- affected by a misunderstood negative event, a beneficiary of industry consolidation, low but improving return on capital or new or incentivized management. In addition, the Fund will take into consideration flows of new capital into an industry. Within this context, the Fund's key securities selection criterion will be based on dividend yield, with capital appreciation as a secondary factor. Portfolio construction is driven primarily by security selection.


--------------------------------------------------------------------------------


MAIN RISKS. As with most equity funds, the value of your investment in the Fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The Fund's focus on companies with market capitalizations above $3 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group can fall out of favor with the market causing the Fund to perform more poorly than funds that focus on smaller capitalization stocks.


Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the Fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the Fund could underperform its peers or lose money.

 2                                                     THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD EQUITY INCOME FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the Fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                 5.50%       None      1.00%
   Maximum deferred sales charge (load) (as a
   percentage of the lesser of original
   purchase cost or current market value)      None(1)     5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   Fund's assets)
   Management fees(3)                           0.80%      0.80%      0.80%
   Distribution and service (12b-1) fees        0.30%(2)   1.00%      1.00%
   Other expenses(4)                            0.43%      0.47%      0.35%
   Total annual operating expenses(3)           1.53%(2)   2.27%      2.15%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the Fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the Fund has currently authorized Rule 12b-1 payments of only up to 0.30%.


(3) HIFSCO has voluntarily agreed to waive management fees until August 28, 2004. While such waiver is in effect, Class A, Class B and Class C net expenses would be 0.73%, 1.47%, and 1.35%, respectively.


(4) Estimated.

EXAMPLE. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  697     $  730     $  416
   Year 3                                      $1,007     $1,009     $  766

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  697     $  230     $  316
   Year 3                                      $1,007     $  709     $  766

THE HARTFORD MUTUAL FUNDS                                                      3

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

INVESTMENT RISKS GENERALLY


There is no assurance that the Fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the Fund.


The different types of securities, investments, and investment techniques used by the Fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which the Fund may invest as part of its principal investment strategy, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, in which the Fund may invest but not as part of its principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in the Fund entails special additional risks.


USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its principal investment strategy, the Fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Fund is in a defensive position, the Fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES


Although not a principal investment strategy, the Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques permit the Fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for the Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging the Fund's portfolio investments. Hedging techniques may not always be available to the Fund, and it may not always be feasible for the Fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, the Fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to the Fund or increase volatility in the Fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS


The Fund may invest in securities of foreign issuers and non-dollar securities as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of the Fund to make intended investments due to settlement problems could cause it to miss attractive investment

 4                                                     THE HARTFORD MUTUAL FUNDS
opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio investment or, if the Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS


The Fund may invest in emerging markets, but not as a principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES


The Fund may invest in securities of small capitalization companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

ABOUT THE FUND'S INVESTMENT GOAL



The Fund's investment goal (or objective) may be changed without approval of the shareholders of the Fund. The Fund may not be able to achieve its goal.


CONSEQUENCES OF PORTFOLIO TRADING PRACTICES



The Fund may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for the Fund and higher taxable distributions to the Fund's shareholders and therefore could adversely affect the Fund's performance. The Fund is not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.


TERMS USED IN THIS PROSPECTUS


Equity Securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

THE HARTFORD MUTUAL FUNDS                                                      5

INVESTMENT POLICIES



The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. The Fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the Fund's outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund's Board of Directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.


ADDITIONAL INVESTMENT STRATEGIES AND RISKS



The Fund may invest in various securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the Fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the Fund (see back cover for address and phone number).


 6                                                     THE HARTFORD MUTUAL FUNDS

                                                          MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------

THE INVESTMENT MANAGER



Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to the Fund. HIFSCO is a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $207.8 billion in assets as of June 30, 2003. At the same time, HIFSCO had over $16.7 billion in assets under management. HIFSCO is responsible for the management of the Fund and supervises the activities of the investment sub-adviser described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.


THE INVESTMENT SUB-ADVISER



Wellington Management Company, LLP is the investment sub-adviser to the Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of June 30, 2003, Wellington Management had investment management authority over approximately $337 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.


MANAGEMENT FEES


The Fund pays a monthly management fee to HIFSCO based on a stated percentage of the Fund's average daily net asset value as follows:

NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000                         0.80%
Next $500,000,000                          0.70%
Amount Over $1 Billion                     0.65%


Because the Fund did not commence operations until August 28, 2003, information is not available regarding fees paid by the Fund to HIFSCO.


PORTFOLIO MANAGEMENT OF THE FUND


The Fund is managed by Wellington Management using a team of analysts led by John R. Ryan that specialize in value oriented investing. John R. Ryan is a Senior Vice President and Managing Partner of Wellington Management and has led the team since the Fund's inception. He joined Wellington Management in 1981 and has been an investment professional since 1981.

THE HARTFORD MUTUAL FUNDS                                                      7

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Your financial representative can help you decide.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $500,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.

CLASS A


- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.30%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of the Fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the Fund has currently authorized Rule 12b-1 payments of only up to 0.30%.

CLASS B


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C


- 1% front-end sales charge.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the Fund are listed below. The offering price includes the front-end sales load.

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        5.50%       5.82%          4.75%
$ 50,000 -- $ 99,999     4.50%       4.71%          4.00%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last five categories listed under "Waivers for Certain Investors."

CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the

 8                                                     THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

shares being sold, whichever is less. The CDSCs are as follows:

YEARS AFTER
PURCHASE                                     CDSC
1st year                                     5.00%
2nd year                                     4.00%
3rd year                                     3.00%
4th year                                     3.00%
5th year                                     2.00%
6th year                                     1.00%

CLASS C sales charges for the Fund, regardless of the amount that is being purchased, are as follows:

FRONT-END SALES CHARGE
                            DEALER
                          COMMISSION
AS A % OF   AS A % OF    AS PERCENTAGE
OFFERING       NET        OF OFFERING
  PRICE     INVESTMENT       PRICE
1.00%         1.01%          1.00%

YEARS AFTER
PURCHASE                                     CDSC
1st year                                     1.00%
After 1 year                                  None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies the Fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

Although the Fund does not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the Fund's shares through that broker. This transaction fee is separate from any sales charge that the Fund may apply.

SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the Fund to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of The Hartford Mutual Funds (including The Hartford Money Market Fund) you or members of your family already own to the amount of your next Class A investment for purposes of calculating the sales charge. In addition, if you are a natural person who owns certain annuities or variable life insurance products that are issued by entities associated with The Hartford, the current account value of your contract or policy will be included. The eligible annuity and life insurance products are discussed in the Fund's Statement of Additional Information. Participants in retirement plans receive breakpoints at the plan level. You must notify your broker, and your broker must notify the Fund, that you are eligible for this privilege each time you make a purchase.

- LETTER OF INTENT -- lets you purchase Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plan,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a Hartford Mutual Fund, you may reinvest some or all of the proceeds in the same share class of any Hartford Mutual Fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

THE HARTFORD MUTUAL FUNDS                                                      9

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives,

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the Fund,

- present or former officers, directors and employees (and their families) of the Fund, The Hartford, Wellington Management, the transfer agent, and their affiliates,

- individuals purchasing shares with the proceeds from shares redeemed from another fund complex within the last 60 days on which an initial or contingent deferred sales charge was paid (1% CDSC applies if redeemed within 18 months),

- individuals purchasing shares with the proceeds from an eligible rollover distribution from a Hartford Life Insurance Company variable annuity contract or funding agreement within a 457, 403(b) or governmental 401 plan,

- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,

- one or more members of a group (including spouses and dependent children) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

The 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

CLASS C shares may be purchased without a front-end sales charge when purchased through a broker-dealer that has entered into an agreement with the distributor to waive this charge.


ADDITIONAL COMPENSATION TO BROKERS In addition to the commissions described above, the distributor pays additional compensation to dealers based on a number of factors described in the Fund's SAI. This additional compensation is not paid by you.


OPENING AN ACCOUNT


NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, the Fund may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for the Fund is as follows:

     -  non-retirement accounts: $1,000

     -  retirement accounts: $1,000

     - Automatic Investment Plans: $50 to open; you must invest at least $50 a month

     -  subsequent investments: $50

Minimum investment amounts may be waived for certain retirement accounts including IRAs and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the Fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

                         ADDRESS:                                                   PHONE NUMBER:
                 THE HARTFORD MUTUAL FUNDS                                         1-888-843-7824
                      P.O. BOX 64387
                  ST. PAUL, MN 55164-0387                         OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 10                                                    THE HARTFORD MUTUAL FUNDS

BUYING SHARES


                             OPENING AN ACCOUNT                                  ADDING TO AN ACCOUNT
 BY CHECK
              - Make out a check for the investment amount,        - Make out a check for the investment amount,
  (CHECK        payable to "The Hartford Mutual Funds".              payable to "The Hartford Mutual Funds".
  GRAPHIC)
              - Deliver the check and your completed               - Fill out the detachable investment slip from an
              application to your financial representative,          account statement. If no slip is available,
                plan administrator or mail to the address            include a note specifying the fund name, your
                listed below.                                        share class, your account number and the
                                                                     name(s) in which the account is registered.
                                                                   - Deliver the check and your investment slip or
                                                                   note to your financial representative, plan
                                                                     administrator or mail to the address listed
                                                                     below.
 BY EXCHANGE
              - Call your financial representative, plan           - Call your financial representative, plan
  (ARROW      administrator or the transfer agent at the number    administrator or the transfer agent at the number
  GRAPHIC)      below to request an exchange. The minimum            below to request an exchange. The minimum
                exchange amount is $500 per fund.                    exchange amount is $500 per fund.
 BY WIRE
              - Deliver your completed application to your         - Instruct your bank to wire the amount of your
  (COMPUTER   financial representative, or mail it to the            investment to:
  GRAPHIC)      address below.                                        U.S. Bank National Association
                                                                    ABA #091000022, credit account no:
              - Obtain your account number by calling your          1-702-2514-1341
                financial representative or the phone number        The Hartford Mutual Funds Purchase Account
                below.                                              For further credit to: (your name)
                                                                    Hartford Mutual Funds Account Number:
              - Instruct your bank to wire the amount of your       (your account number)
                investment to:
                 U.S. Bank National Association                      Specify the fund name, your share class, your
               ABA #091000022, credit account no:                  account number and the name(s) in which the
               1-702-2514-1341                                       account is registered. Your bank may charge a
               The Hartford Mutual Funds Purchase Account            fee to wire funds.
               For further credit to: (your name)
               Hartford Mutual Funds Account Number:
               (your account number)
                Specify the fund name, your choice of share
              class, the new account number and the name(s) in
                which the account is registered. Your bank may
                charge a fee to wire funds.
 BY PHONE
              - See "By Wire" and "By Exchange"                    - Verify that your bank or credit union is a
  (PHONE                                                           member of the Automated Clearing House (ACH)
  GRAPHIC)                                                           system.
                                                                   - Complete the "Telephone Exchanges and Telephone
                                                                     Redemption" and "Bank Account or Credit Union
                                                                     Information" sections on your account
                                                                     application.
                                                                   - Call the transfer agent at the number below to
                                                                   verify that these features are in place on your
                                                                     account.
                                                                   - Tell the transfer agent representative the fund
                                                                   name, your share class, your account number, the
                                                                     name(s) in which the account is registered and
                                                                     the amount of your investment.

To open or add to an account using the Automatic Investment Plan, see "Additional Investor Services".

                         ADDRESS:                                                   PHONE NUMBER:
                 THE HARTFORD MUTUAL FUNDS                                         1-888-843-7824
                      P.O. BOX 64387
                  ST. PAUL, MN 55164-0387                         OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     11

SELLING SHARES


 BY LETTER
                - Write a letter of instruction or complete a power of
  (LETTER       attorney indicating the fund name, your share class, your
  GRAPHIC)        account number, the name(s) in which the account is
                  registered and the dollar value or number of shares you
                  wish to sell.
                - Include all signatures and any additional documents that may be required (see next page).
                - Mail the materials to the address below or to your plan
                administrator.
                - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                  letter of instruction. Overnight delivery may be requested for a nominal fee (currently $10) which will be deducted
                  from redemption proceeds.
 BY PHONE
                - Restricted to sales of up to $50,000 in any 7-day period.
  (PHONE
  GRAPHIC)      - To place your order with a representative, call the
                transfer agent at the number below between 8 A.M. and 7 P.M.
                  Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 8 A.M. and 6 P.M.
                  Eastern Time (between 7 A.M. and 5 P.M. Central Time) on
                  Friday. Orders received after 4 P.M. Eastern Time (3 P.M.
                  Central Time) will receive the next business day's
                  offering price.
                - For automated service 24 hours a day using your touch-tone phone, call the number below.
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                - Fill out the "Telephone Exchanges and Telephone
  (COMPUTER     Redemption" and "Bank Account or Credit Union Information"
  GRAPHIC)        sections of your new account application.
                - Call the transfer agent to verify that the telephone
                redemption privilege is in place on an account, or to
                  request the forms to add it to an existing account.
                - Generally, amounts of $1,000 or more will be wired on the next business day. Your bank may charge a fee for this
                  service.
                - Amounts of less than $1,000 may be sent by EFT or by
                check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.
                - Phone requests are limited to amounts up to $50,000 in a
                7-day period.
 BY EXCHANGE
                - Obtain a current prospectus for the fund into which you
  (ARROW        are exchanging by calling your financial representative or
  GRAPHIC)        the transfer agent at the number below.
                - Call your financial representative or the transfer agent to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional
Investor Services".


                         ADDRESS:                                                   PHONE NUMBER:
                 THE HARTFORD MUTUAL FUNDS                                         1-888-843-7824
                      P.O. BOX 64387
                  ST. PAUL, MN 55164-0387                         OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 12                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES IN WRITING


 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

                - your address of record has changed within the past 30 days
  (LETTER
  GRAPHIC)      - you are selling more than $50,000 worth of shares
                - you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)
  Please note that a notary public CANNOT provide a signature guarantee.
  Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.
 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER
    OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
    ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.
                - Signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.
                - Letter of instruction.
                - Corporate resolution, certified within the past twelve months.
                - On the letter and the resolution, the signature of the person(s) authorized to sign for the account.
                - Signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                - Signature guarantee if applicable (see above).
    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.
                - Letter of instruction signed by surviving tenant.
                - Copy of death certificate.
                - Signature guarantee if applicable (see above).
    EXECUTORS OF SHAREHOLDER ESTATES.
                - Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the past twelve months.
                - Signature guarantee if applicable (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT
    TYPES NOT LISTED ABOVE.
                - Call 1-888-843-7824 for instructions.

                         ADDRESS:                                                   PHONE NUMBER:
                 THE HARTFORD MUTUAL FUNDS                                         1-888-843-7824
                      P.O. BOX 64387
                  ST. PAUL, MN 55164-0387                         OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     13

TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES



The net asset value per share (NAV) for the Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4 p.m. Eastern Time). The Fund uses market prices in valuing portfolio securities, but may use fair-value estimates, as determined by HIFSCO under the direction of the Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by the Fund when current market values are unavailable or when an event occurs after the close of the exchange on which the Fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities (other than short-term obligations) held by the Fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments of the Fund that will mature in 60 days or less, are valued at amortized cost, which approximates market value.


The Fund may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when the Fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of the Fund and the value of its shares may change on days, or at times, when an investor cannot redeem the Fund's shares.

BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

EXECUTION OF REQUESTS


The Fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is complete (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the Fund in "good order". This means that your request must include:

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES


You may exchange shares of one fund for shares of the same class of any of The Hartford Mutual Funds. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The Fund reserves the right to amend or terminate the exchange privilege at any time, for any reason.

 14                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

RIGHT TO REJECT PURCHASE ORDERS/ MARKET TIMING


Because excessive account transactions can disrupt the management of the Fund and increase transaction costs for all shareholders, the Fund limits account activity as follows:

- you may make no more than two substantive exchanges out of the Fund in any 90 day period (excluding automatic programs);

- the Fund may refuse a share purchase at any time, for any reason;

- the Fund may revoke an investor's exchange privilege at any time, for any reason.


"Substantive" means a dollar amount that the Fund determines, in its sole discretion, could adversely affect the management of the Fund.


CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.
SMALL ACCOUNTS
(NON-RETIREMENT ONLY)


If the total value of your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, the Fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.
SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the Fund or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the Fund on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099-DIV tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS The Fund intends to distribute substantially all of its net income and capital gains to shareholders at least once a year. Dividends from net investment income of the Fund are normally declared and paid quarterly. Unless shareholders specify otherwise, all dividends and

THE HARTFORD MUTUAL FUNDS                                                     15

TRANSACTION POLICIES
--------------------------------------------------------------------------------

distributions received from the Fund are automatically reinvested in additional full or fractional shares of the Fund.

If you elect to receive quarterly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from the Fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from the Fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.


The Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.


INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in the Fund's gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from the Fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in the fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $50 or as much as $50,000 between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the Fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application.

- If you are using AIP to open an account, make out a check ($50 minimum) for your first investment amount payable to "The Hartford Mutual Funds." Deliver your check and application to your financial representative or the transfer agent.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan

 16                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

  to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of any other of The Hartford Mutual Funds. To establish:

- Fill out the relevant part of the account application.

- Be sure that the amount is for $50 or more.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of any other of The Hartford Mutual Funds. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee will be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

THE HARTFORD MUTUAL FUNDS                                                     17

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Because the Fund did not commence operations until August 28, 2003, no financial information is available for the Fund.


 18                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and
c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:
a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:
a) YOU;

b) your TRANSACTIONS with us; and
c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;
b) your address;

c) your income;
d) your payment; or

e) your credit history;
may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.
To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

THE HARTFORD MUTUAL FUNDS                                                     19

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.
We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

 20                                                    THE HARTFORD MUTUAL FUNDS

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Fund:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS



Additional information about the Fund will be contained in the financial statements and portfolio holdings in the Fund's annual and semiannual reports. In the Fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year, as well as the auditor's report. Because the Fund did not commence operations until August 28, 2003, the Fund has not yet delivered an annual or semiannual report.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on the Fund.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (which means it is legally a part of) this prospectus.

To request a free copy of the current annual/ semiannual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

ON THE INTERNET OR BY E-MAIL:


Internet (on the EDGAR Database on the SEC's internet site):  www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.


SEC FILE NUMBER:

The Hartford Mutual Funds, Inc. 811-07589

THE HARTFORD EQUITY INCOME FUND

                                            CLASS Y SHARES


                                            PROSPECTUS
                                            AUGUST 28, 2003



AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND
EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               THE HARTFORD MUTUAL FUNDS
                               P.O. BOX 64387
                               ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS

--------------------------------------------------------------------------------


Introduction                              Introduction                                                           1
A summary of the Fund's                   The Hartford Equity Income Fund                                        2
goals, principal strategies,
main risks, performance
and expenses

Description of other                      Investment strategies and investment matters                           4
investment strategies and
investment risks

Investment manager and                    Management of the fund                                                 7
management fee information

Information on your account               About your account                                                     8
                                          Class Y share investor requirements                                    8
                                          Opening an account                                                     8
                                          Buying shares                                                          9
                                          Selling shares                                                        10
                                          Transaction policies                                                  11
                                          Dividends and account policies                                        12
                                          Additional investor services                                          13

Further information on                    Financial highlights                                                  14
the Fund                                  Privacy policy                                                        15
                                          For more information                                          back cover


INTRODUCTION
--------------------------------------------------------------------------------

The Hartford Equity Income Fund ("the Fund") described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class Y shares of the Fund.

The Fund is a diversified fund. The Fund is a series of The Hartford Mutual Funds, Inc.

Information on the Fund, including its risk factors, can be found on the pages following this introduction.

The investment manager to the Fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of the Fund is provided by an investment sub-adviser, Wellington Management Company, LLP ("Wellington Management"). Information regarding HIFSCO and Wellington Management is included under the section entitled "Management of the Fund" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

THE HARTFORD MUTUAL FUNDS                                                      1

THE HARTFORD EQUITY INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Equity Income Fund seeks a high level of current income consistent with growth of capital.


PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund invests primarily in equity securities of companies with market capitalizations above $3 billion. At the time of investment, every equity security in which the Fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The Fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.



The Fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and estimated below average price-to-earnings ratios. Fundamental analysis involves the assessment of company-specific factors such as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. The Fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized in one of four ways -- affected by a misunderstood negative event, a beneficiary of industry consolidation, low but improving return on capital or new or incentivized management. In addition, the Fund will take into consideration flows of new capital into an industry. Within this context, the Fund's key securities selection criterion will be based on dividend yield, with capital appreciation as a secondary factor. Portfolio construction is driven primarily by security selection.


--------------------------------------------------------------------------------


MAIN RISKS. As with most equity funds, the value of your investment in the Fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The Fund's focus on companies with market capitalizations above $3 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group can fall out of favor with the market causing the Fund to perform more poorly than funds that focus on smaller capitalization stocks.


Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the Fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the Fund could underperform its peers or lose money.

 2                                                     THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD EQUITY INCOME FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the Fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                               CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                        None
   Maximum deferred sales charge (load)         None
   Exchange fees                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   Fund's assets)
   Management fees(1)                           0.80%
   Distribution and service (12b-1) fees        None
   Other expenses(2)                            0.13%
   Total annual operating expenses(1)           0.93%


(1) HIFSCO has voluntarily agreed to waive management fees until August 28, 2004. While such waiver is in effect, Class Y net expenses would be 0.13%.


(2) Estimated.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR WITHOUT REDEMPTION)            CLASS Y
   Year 1                                         $ 95
   Year 3                                         $296

THE HARTFORD MUTUAL FUNDS                                                      3

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

INVESTMENT RISKS GENERALLY


There is no assurance that the Fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the Fund.


The different types of securities, investments, and investment techniques used by the Fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which the Fund may invest as part of its principal investment strategy, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, in which the Fund may invest but not as part of its principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in the Fund entails special additional risks.


USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its principal investment strategy, the Fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Fund is in a defensive position, the Fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES


Although not a principal investment strategy, the Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques permit the Fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for the Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging the Fund's portfolio investments. Hedging techniques may not always be available to the Fund, and it may not always be feasible for the Fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, the Fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to the Fund or increase volatility in the Fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS


The Fund may invest in securities of foreign issuers and non-dollar securities as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of the Fund to make intended investments due to settlement problems could cause it to miss attractive investment

 4                                                     THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio investment or, if the Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS

The Fund may invest in emerging markets, but not as a principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES


The Fund may invest in securities of small capitalization companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

ABOUT THE FUND'S INVESTMENT GOAL



The Fund's investment goal (or objective) may be changed without approval of the shareholders of the Fund. The Fund may not be able to achieve its goal.


CONSEQUENCES OF PORTFOLIO TRADING PRACTICES



The Fund may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for the Fund and higher taxable distributions to the Fund's shareholders and therefore could adversely affect the Fund's performance. The Fund is not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.


TERMS USED IN THIS PROSPECTUS


Equity Securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign

THE HARTFORD MUTUAL FUNDS                                                      5

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES



The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. The Fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the Fund's outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund's Board of Directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.


ADDITIONAL INVESTMENT STRATEGIES AND RISKS



The Fund may invest in various securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the Fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the Fund (see back cover for address and phone number).


 6                                                     THE HARTFORD MUTUAL FUNDS

                                                          MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER



Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to the Fund. HIFSCO is a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $207.8 billion in assets as of June 30, 2003. At the same time, HIFSCO had over $16.7 billion in assets under management. HIFSCO is responsible for the management of the Fund and supervises the activities of the investment sub-adviser described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.


THE INVESTMENT SUB-ADVISER



Wellington Management Company, LLP is the investment sub-adviser to the Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of June 30, 2003 Wellington Management had investment management authority over approximately $337 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.


MANAGEMENT FEES


The Fund pays a monthly management fee to HIFSCO based on a stated percentage of the Fund's average daily net asset value as follows:

NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000                         0.80%
Next $500,000,000                          0.70%
Amount Over $1 Billion                     0.65%


Because the Fund did not commence operations until August 28, 2003, information is not available regarding fees paid by the Fund to HIFSCO.


PORTFOLIO MANAGEMENT OF THE FUND


The Fund is managed by Wellington Management using a team of analysts led by John R. Ryan that specialize in value oriented investing. John R. Ryan is a Senior Vice President and Managing Partner of Wellington Management and has led the team since the Fund's inception. He joined Wellington Management in 1981 and has been an investment professional since 1981.

THE HARTFORD MUTUAL FUNDS                                                      7

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CLASS Y SHARE INVESTOR REQUIREMENTS



In order to buy Class Y shares you must either qualify as an accredited investor as defined in Rule 501 of Regulation D under the Securities Act of 1933 and invest at least $10 million in Class Y shares of the Fund or qualify as one of the following types of institutional investors: (1) employee benefit or retirement plans which have (a) at least $10 million in plan assets, or (b) 750 or more employees eligible to participate at the time of purchase; (2) banks and insurance companies or other large institutional investors; (3) investment companies; and (4) employee benefit or retirement plans of The Hartford, Wellington Management or broker-dealer wholesalers and their affiliates.


OPENING AN ACCOUNT


Please note that if you are purchasing shares through your employer's tax qualified retirement plan, you may need to call the administrator of the plan for details on purchases, redemptions and other account activity. Although brokers may be compensated for the sale of Class Y shares in certain cases, there will be no cost to you.

1 Read this prospectus carefully.


2 Determine how much you want to invest. The minimum initial investment for the Fund is $1 million ($10 million if you do not qualify as one of the types of institutional investors listed above), although this minimum may be waived at the discretion of the Fund's officers.


3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions, please contact your financial representative or call the transfer agent at the number shown below.

4 Make your initial investment selection.

                         ADDRESS:                                                   PHONE NUMBER:
                 THE HARTFORD MUTUAL FUNDS                                         1-888-843-7824
                      P.O. BOX 64387
                  ST. PAUL, MN 55164-0387                         OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 8                                                     THE HARTFORD MUTUAL FUNDS

BUYING SHARES


                             OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
 BY CHECK
              - Make out a check for the investment amount,        - Make out a check for the investment amount,
  [CHECK        payable to "The Hartford Mutual Funds."              payable to "The Hartford Mutual Funds."
  GRAPHIC]
              - Deliver the check and your completed               - Fill out the detachable investment slip from an
              application to your financial representative, or       account statement. If no slip is available,
                mail to the address listed below.                    include a note specifying the fund name, your
                                                                     share class, your account number and the
                                                                     name(s) in which the account is registered.
                                                                   - Deliver the check and your investment slip or
                                                                   note to your financial representative, or mail to
                                                                     the address listed below.
 BY EXCHANGE
              - Call your financial representative, plan           - Call your financial representative, plan
  [ARROW      administrator or the transfer agent at the number    administrator or the transfer agent at the number
  GRAPHIC]      below to request an exchange. The minimum            below to request an exchange. The minimum
                exchange amount is $500 per fund.                    exchange amount is $500 per fund.
 BY WIRE
              - Deliver your completed application to your         - Instruct your bank to wire the amount of your
  [COMPUTER   financial representative, or mail it to the            investment to:
  GRAPHIC]      address below.                                        U.S. Bank National Association
                                                                    ABA #091000022, credit account no.
              - Obtain your account number by calling your          1-702-2514-1341
                financial representative or the phone number        The Hartford Mutual Funds Purchase Account
                below.                                              For further credit to: (your name)
                                                                    Hartford Mutual Funds Account Number:
              - Instruct your bank to wire the amount of your       (your account number)
                investment to:
                 U.S. Bank National Association                      Specify the fund name, your share class, your
               ABA #091000022, credit account no.                  account number and the name(s) in which the
               1-702-2514-1341                                       account is registered. Your bank may charge a
               The Hartford Mutual Funds Purchase Account            fee to wire funds.
               For further credit to: (your name)
               Hartford Mutual Funds Account Number: (your
                account number)
                Specify the fund name, your choice of share
              class, the new account number and the name(s) in
                which the account is registered. Your bank may
                charge a fee to wire funds.
 BY PHONE
              - See "By Wire" and "By Exchange"                    - Verify that your bank or credit union is a
  [PHONE                                                           member of the Automated Clearing House (ACH)
  GRAPHIC]                                                           system.
                                                                   - Complete the 'Telephone Exchanges and Telephone
                                                                     Redemption' and 'Bank Account or Credit Union
                                                                     Information' sections on your account
                                                                     application.
                                                                   - Call the transfer agent at the number below to
                                                                   verify that these features are in place on your
                                                                     account.
                                                                   - Tell the transfer agent representative the fund
                                                                   name, your share class, your account number, the
                                                                     name(s) in which the account is registered and
                                                                     the amount of your investment.

                         ADDRESS:                                                   PHONE NUMBER:
                 THE HARTFORD MUTUAL FUNDS                                         1-888-843-7824
                      P.O. BOX 64387
                  ST. PAUL, MN 55164-0387                         OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                      9

SELLING SHARES


 BY LETTER
                - Write a letter of instruction or complete a power of
  [LETTER       attorney indicating the fund name, your share class, your
  GRAPHIC]        account number, the name(s) in which the account is
                  registered and the dollar value or number of shares you
                  wish to sell.
                - Include all signatures and any additional documents that may be required (see next page).
                - Mail the materials to the address below.
                - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                  letter of instruction. Overnight delivery may be requested for a nominal fee (currently $10) which will be deducted
                  from redemption proceeds.
 BY PHONE
                - Restricted to sales of up to $50,000 in any 7-day period.
  [PHONE
  GRAPHIC]      - To place your order with a representative, call the
                transfer agent at the number below between 8 A.M. and 7 P.M.
                  Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 8 A.M. and 6 P.M.
                  Eastern Time (between 7 A.M. and 5 P.M. Central Time) on
                  Friday. Orders received after 4 P.M. Eastern Time (3 P.M.
                  Central Time) will receive the next business day's
                  offering price.
                - For automated service 24 hours a day using your touch-tone phone, call the number shown below.
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                - Fill out the "Telephone Exchanges and Telephone
  [COMPUTER     Redemption" and "Bank Account or Credit Union Information"
  GRAPHIC]        sections of your new account application.
                - Call the transfer agent to verify that the telephone
                redemption privilege is in place on an account, or to
                  request the forms to add it to an existing account.
                - Amounts of $1,000 or more will be wired on the next
                business day. Your bank may charge a fee for this service.
                - Amounts of less than $1,000 may be sent by EFT or by
                check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.
                - Phone requests are limited to amounts up to $50,000 in a
                7-day period.
 BY EXCHANGE
                - Obtain a current prospectus for the fund into which you
  [ARROW        are exchanging by calling your financial representative or
  GRAPHIC]        the transfer agent at the number below.
                - Call your financial representative or the transfer agent to request an exchange.

SELLING SHARES IN WRITING


 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

                                              - your address of record has changed within the
  [LETTER GRAPHIC]                            past 30 days
                                              - you are selling more than $50,000 worth of shares
                                              - you are requesting payment other than by a check
                                              mailed to the address of record and payable to the
                                                registered owner(s)
  Please note that a notary public CANNOT provide a signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.

                         ADDRESS:                                                   PHONE NUMBER:
                 THE HARTFORD MUTUAL FUNDS                                         1-888-843-7824
                      P.O. BOX 64387
                  ST. PAUL, MN 55164-0387                         OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 10                                                    THE HARTFORD MUTUAL FUNDS

TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) for the Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4 p.m. Eastern Time). The Fund uses market prices in valuing portfolio securities, but may use fair-value estimates, as determined by HIFSCO under the direction of the Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by the Fund when current market values are unavailable or when an event occurs after the close of the exchange on which the Fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities (other than short-term obligations) held by the Fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments of the Fund that will mature in 60 days or less, are valued at amortized cost, which approximates market value.

The Fund may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when the Fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of the Fund and the value of its shares may change on days, or at times, when an investor cannot redeem the Fund's shares.

BUY AND SELL PRICES

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

EXECUTION OF REQUESTS


The Fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is complete (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.


Although the Fund does not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the Fund's shares. This transaction fee is separate from any sales charge that the Fund may apply.


In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the Fund in "good order". This means that your request must include:

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES


You may exchange shares of one fund for shares of the same class of any of The Hartford Mutual Funds. The registration for both accounts involved must be identical. You may be subject to tax liability as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

THE HARTFORD MUTUAL FUNDS                                                     11

TRANSACTION POLICIES
--------------------------------------------------------------------------------

RIGHT TO REJECT PURCHASE ORDERS/ MARKET TIMING


Because excessive account transactions can disrupt the management of the Fund and increase transaction costs for all shareholders, the Fund limits account activity as follows:

- you may make no more than two substantive exchanges out of the Fund in any 90 day period (excluding automatic programs);

- the Fund may refuse a share purchase at any time, for any reason;

- the Fund may revoke an investor's exchange privilege at any time, for any reason.

"Substantive" means a dollar amount that the Fund determines, in its sole discretion, could adversely affect the management of the Fund.

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the Fund or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the Fund on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements, dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099-DIV tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS The Fund intends to distribute substantially all of its net income and capital gains to shareholders at least once a year. Dividends from the net investment income of the Fund are normally declared and paid quarterly. Unless shareholders specify otherwise, all dividends and distributions received from the Fund are automatically reinvested in additional full or fractional shares of the Fund.

If you elect to receive quarterly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the

 12                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------


Fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.


TAXABILITY OF DIVIDENDS Dividends and distributions you receive from the Fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from the Fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.


The Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.


INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in the Fund's gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from the Fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in the Fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $50 or as much as $50,000 between your bank account and fund account using the ACH network.

If you are a participant in a tax qualified retirement plan, check with your plan administrator for additional investor services.

THE HARTFORD MUTUAL FUNDS                                                     13

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Because the Fund did not commence operations until August 28, 2003, no financial information is available for the Fund.


 14                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

THE HARTFORD MUTUAL FUNDS                                                     15

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

 16                                                    THE HARTFORD MUTUAL FUNDS

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Fund:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS



Additional information about the Fund will be contained in the financial statements and portfolio holdings in the Fund's annual and semiannual reports. In the Fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year, as well as the auditor's report. Because the Fund did not commence operations until August 28, 2003, the Fund has not yet delivered an annual or semiannual report.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the Fund.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (which means it is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC


Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

ON THE INTERNET OR BY E-MAIL:


Internet (on the EDGAR Database on the SEC's internet site):  www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.


SEC FILE NUMBER:

The Hartford Mutual Funds, Inc. 811-07589

                       STATEMENT OF ADDITIONAL INFORMATION

                         THE HARTFORD EQUITY INCOME FUND
                                   A SERIES OF
                         THE HARTFORD MUTUAL FUNDS, INC.

                  CLASS A, CLASS B, CLASS C AND CLASS Y SHARES

                                 P.O. Box 64387
                             St. Paul, MN 55164-0387

This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the corresponding prospectus for the Fund and class thereof. A free copy of the prospectus is available upon request by writing to:
The Hartford Mutual Funds, P. O. Box 64387, St. Paul, MN 55164-0387, or by calling 1-888-843-7824.


Date of Prospectuses:  August 28, 2003
Date of Statement of Additional Information: August 28, 2003

                               TABLE OF CONTENTS


                                                                                                      PAGE
GENERAL INFORMATION................................................................................     1
INVESTMENT OBJECTIVES AND POLICIES.................................................................     1
FUND MANAGEMENT....................................................................................    14
INVESTMENT MANAGEMENT ARRANGEMENTS.................................................................    21
PORTFOLIO TRANSACTIONS AND BROKERAGE...............................................................    23
FUND EXPENSES......................................................................................    24
DISTRIBUTION ARRANGEMENTS..........................................................................    25
PURCHASE AND REDEMPTION OF SHARES..................................................................    28
DETERMINATION OF NET ASSET VALUE...................................................................    30
CAPITALIZATION AND VOTING RIGHTS...................................................................    31
INVESTMENT PERFORMANCE.............................................................................    32
TAXES..............................................................................................    35
PRINCIPAL UNDERWRITER..............................................................................    39
CUSTODIAN..........................................................................................    39
TRANSFER AGENT.....................................................................................    39
INDEPENDENT PUBLIC ACCOUNTANTS.....................................................................    39
PROXY VOTING POLICIES AND PROCEDURES...............................................................    39
OTHER INFORMATION..................................................................................    40
FINANCIAL STATEMENTS...............................................................................    40

APPENDIX...........................................................................................   A-1

                               GENERAL INFORMATION

         The Hartford Mutual Funds, Inc. (the "Company") is an open-end management investment company consisting of twenty-eight investment portfolios or mutual funds. This SAI relates only to The Hartford Equity Income Fund (the "Fund"). The Hartford Mutual Funds, Inc. was organized as a Maryland corporation on March 21, 1996. The Company issues separate series of shares of stock for the Fund representing a fractional undivided interest in the Fund. The Fund issues shares in four different classes: Class A, Class B, Class C and Class Y. Class A, B and C shares are offered through one prospectus describing those classes, while Class Y shares are offered through another prospectus describing that class. This SAI relates to Class A, B, C, and Y shares. The Fund is a diversified fund.


         Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager and principal underwriter to the Fund. HIFSCO is an indirect majority-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $207.8 billion in assets as of June 30, 2003. In addition, Wellington Management Company LLP ("Wellington Management") is the sub-adviser to the Fund and provides the day-to-day investment management of the Fund.



         The Fund began operations on August 28, 2003.


         The Hartford also sponsors a family of mutual funds that are primarily used as investment options for variable annuity contracts and variable life insurance contracts issued by Hartford Life Insurance Company ("Hartford Life") and its affiliates, for other insurance companies, and for certain retirement plans. HL Investment Advisors, LLC ("HL Advisors"), an affiliate of The Hartford, is the investment adviser to that family of funds.

                       INVESTMENT OBJECTIVES AND POLICIES

A.       FUNDAMENTAL RESTRICTIONS OF THE FUND

         The Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the prospectuses and this SAI, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of the Fund (or a class of the outstanding shares of the Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or class) are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund (or of the class).

         The Fund has elected to be classified as a diversified series of an open-end management investment company.

         The investment objective and principal investment strategies of the Fund are set forth in the prospectuses. Set forth below are the fundamental investment restrictions and policies applicable to the Fund followed by the principal non-fundamental restrictions and policies applicable to the Fund.

         The Fund:

         1. will not borrow money or issue any class of senior securities, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

         2. will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

         3. will not make loans, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

         4. will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws;

         5. will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein; and

         6. will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

         If the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of the foregoing restrictions.

B.       NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND.

         The following restrictions are designated as non-fundamental and may be changed by the board of directors without the approval of shareholders.

         The Fund may not:

         1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

         2. Purchase any securities on margin (except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

         3. Purchase securities while outstanding borrowings exceed 5% of the Fund's total assets, except for temporary or emergency purposes. Reverse repurchase agreements, dollar rolls, securities lending, or other investments or transactions described in the Fund's registration statement are not deemed to be borrowings for purposes of this restriction.

         4.       Sell securities short except for short sales against the box.

         5. Invest more than 20% of the value of its total assets in the securities of foreign issuers and non-dollar securities.

         6. Invest more than 15% of the Fund's net assets in illiquid securities.

         7. Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of the Fund's total assets.

         If the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of the foregoing restrictions.

C.       NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FUND

         The Fund must:

         1. Maintain its assets so that, at the close of each quarter of its taxable year,

                  (a) at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5 percent of the fair market value of the Fund's total assets and 10 percent of the outstanding voting securities of such issuer,

                  (b) no more than 25 percent of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

         These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the board of directors to the extent appropriate in light of changes to applicable tax law requirements.

D.       MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

         The investment objective and principal investment strategies for the Fund are discussed in the Fund's prospectuses. A further description of certain investment strategies used by the Fund is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

         Certain descriptions in each prospectus and this SAI of a particular investment practice or technique in which the Fund may engage or a financial instrument which the Fund may purchase are meant to describe the spectrum of investments that the Fund's subadviser, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets in accordance with the Fund's investment objective, policies and restrictions. The subadviser, in its discretion, may employ such practice, technique or instrument for the Fund, but not for all funds for which it serves as subadviser. It is possible that certain types of financial instruments or techniques may not be available, permissible or effective for their intended purposes in all markets.

         MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES The Fund may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by Wellington Management, subject to the overall supervision of HIFSCO. The Fund may invest up to 100% of its total assets in cash or money market instruments only for temporary defensive purposes.

         Money market instruments include, but are not limited to: (1) banker's acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements.

         REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by the Fund to the seller. The resale price by the Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

         The Fund is permitted to enter into fully collateralized repurchase agreements. The Company's board of directors has delegated to Wellington Management the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Fund will engage in repurchase agreements.

         Wellington Management will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In the event the seller commences bankruptcy proceedings, a court may characterize the transaction as a loan. If the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction.

         REVERSE REPURCHASE AGREEMENTS The Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which the Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by the Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, increases the possibility of fluctuation in the Fund's net asset value.

         INFLATION-PROTECTED DEBT SECURITIES The Fund may invest in inflation-protected debt securities. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the security. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

         If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original security principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities, even during a period of deflation. However, the current market value of the securities is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related securities which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal.

         While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure.

         The periodic adjustment of U.S. inflation-protected debt securities is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is an index of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected debt securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

         Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

         DEBT SECURITIES The Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities, (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers), (3) asset-backed securities, (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's"), (5) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers, and (6) commercial mortgage-backed securities.

         INVESTMENT GRADE DEBT SECURITIES The Fund is permitted to invest in debt securities rated within the four highest rating categories (e.g., "Aaa", "Aa", "A" or "Baa" by Moody's Investors Service, Inc. ("Moody's") or "AAA", "AA", "A" or "BBB" by Standard and Poor's Corporation ("S&P") (or, if unrated, securities of comparable quality as determined by Wellington Management). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If the Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (e.g., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by Wellington Management) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics. To the extent that the Fund invests in higher-grade securities, the Fund may not be able to avail itself of opportunities for higher income which may be available at lower grades.

         HIGH YIELD-HIGH RISK DEBT SECURITIES The Fund is permitted to invest up to 5% of its total assets in fixed income securities rated as low as "C" by Moody's or "CC" by S&P or of comparable quality if not rated.

         Securities rated below investment grade are commonly referred to as "high yield-high risk debt securities" or "junk bonds". Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3", "Ba2" and "Ba1". Likewise the S&P rating category of "BB" includes "BB+", "BB" and "BB-". If the Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Descriptions of the debt securities ratings system, including their speculative characteristics attributable to each ratings category, are set forth as an appendix to this SAI. These securities generally entail greater risk (including the possibility of default or bankruptcy of the issuer), involve greater volatility of price and risk to principal and income, and may be less liquid than securities in higher rating categories. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the Fund with a commensurate effect on the value of the Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

         MORTGAGE-RELATED SECURITIES The mortgage-related securities in which the Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the Fund) by various governmental, government-related and private organizations. The Fund may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of the Fund's shares.

         The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk and the risk that the underlying loans may not be repaid. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. The risks associated with prepayment and the rate at which prepayment may occur are influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

         The mortgage securities in which the Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (e.g., the Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

         Mortgage-related securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-related securities are referred to herein as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risk and evaluating them requires special knowledge.

         CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

         Certain classes of CMOs and other mortgage-related securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

         ASSET-BACKED SECURITIES The Fund may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. The Fund may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. Not all asset-backed securities have the benefit of a security interest in the underlying asset. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed, thereby reducing the balance due. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         EQUITY SECURITIES The Fund may invest in equity securities. Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. In addition, the Fund may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. Equity securities are subject to financial and market risks and can be expected to fluctuate in value.


         SMALL CAPITALIZATION SECURITIES The Fund may invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations. Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, small capitalization securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small capitalization securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.


         FOREIGN ISSUERS AND NON-DOLLAR SECURITIES Foreign issuers include (1) companies organized outside of the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets. Non-dollar securities are securities denominated or quoted in foreign currency or paying income in foreign currency.

         The Fund is permitted to invest a portion of its assets in securities of foreign issuers and non-dollar securities, including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on foreign securities exchanges and are denominated in foreign currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities. When selecting securities of foreign issuers and non-dollar securities, Wellington Management will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.

         The Fund may invest in debt exchangeable for common stock, debt or equity linked notes ("LNs") and similar linked securities (e.g., zero-strike warrants), which are derivative securities typically issued by a financial institution or special purpose entity the performance of which depends on the performance of a corresponding foreign security or index. Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock. LNs are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk and the risk that the amount payable at maturity or redemption will be less than the principal amount of a note because the price of the linked security or index has declined. Moreover, LNs are subject to counterparty risk, which is the risk that the company issuing an LN may fail to pay the full amount due at maturity or redemption. The Fund may also have difficulty disposing of LNs because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.

         The Fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

         Investing in securities of foreign issuers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers. Less information may be available about foreign issuers compared with U.S. issuers. For example, foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. In addition, the values of non-dollar securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

         Investing in foreign government debt securities exposes the Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic, social and political conditions within the relevant country. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

         CURRENCY TRANSACTIONS The Fund may engage in currency transactions to hedge, directly or indirectly, the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

         Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements."

         The use of currency transactions to protect the value of the Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Fund's underlying securities. Further, the Fund may enter into currency transactions only with counterparties that Wellington Management deems to be creditworthy.

         The Fund may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

         OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the Fund, for cash flow management, and, to a lesser extent, to enhance returns, the Fund may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options contracts, futures contracts and options on futures contracts, any of which may involve equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices or instruments. The Fund may also invest in futures contracts and options thereon with respect to interest rates and may enter into options on swap agreements. The Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

         The Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

         The Fund may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on non-dollar securities it holds or intends to purchase. For example, if the Fund enters into a contract to purchase non-dollar securities, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on the appropriate currency. Similarly, if the Fund held non-dollar securities and anticipated a decline in the value of that currency against the U.S. dollar, the Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

         Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. The Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices or instruments.

         The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is "in the money."

         The Fund may write or purchase put and call swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

         The Fund may only write covered options. See "Asset Coverage" below.

         A futures contract is an agreement between two parties to buy and sell a security or financial instrument for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or financial instrument. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

         The Fund may invest in futures contracts and options thereon ("futures options") with respect to, but not limited to, equity and debt securities and foreign currencies, aggregates of equity and debt securities, interest rates, and indices of prices of equity and debt securities and other financial indices or instruments.

         The Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, the Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the Fund's non-dollar securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the Fund and resulting transaction costs. When the Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-dollar security, the Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-dollar security.

         The Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire. Futures contracts on individual securities are regulated as both securities and as futures contracts, and are subject to higher margin requirements than other kinds of futures contracts. Because these contracts relate to the securities of a single issuer, they can be expected to be subject to greater price volatility than futures contracts that relate to a diversified group of securities represented in an aggregate or an index. The volume, breadth, efficiency and other attributes may be limited. The Fund's use of these kind of futures contracts will depend to a large degree on how this market develops.

         The Fund may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-dollar security of the same currency. The Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-dollar securities. The Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-dollar securities and in circumstances consistent with the Fund's investment objectives and policies.

         The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is "in the money."

         Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

         To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for "bona fide hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund's net asset value, after taking into account the unrealized gains and unrealized losses on any such contracts. However, options which are currently exercisable may be excluded in computing the 5% limit.

         Although the Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of Wellington Management to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets, (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover, (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests,
(4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect the Fund's ability to establish or close out a position, (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of the Fund's assets to cover its obligations, and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify as a "regulated investment company" for tax purposes. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, the Fund may have been in a better position had it not used such a strategy.

         SWAP AGREEMENTS The Fund may enter into currency swaps, interest rate swaps, swaps on specific securities, and other types of swap agreements such as caps, collars, floors and credit derivatives and options thereon. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

         In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

         The Fund may enter into event linked swaps, including credit default swaps. The credit default swap market allows the Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events.

         Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield.

         The Fund usually enters into interest rate swaps on a net basis. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of designated liquid assets having an aggregate net asset value at least equal to the accrued excess. If the Fund enters into a swap on other than a net basis, the Fund will designate the full amount of the Fund's obligations under each such swap. The Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by Wellington Management to be creditworthy. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor.

         The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms Wellington Management believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the Securities and Exchange Commission ("SEC") to be illiquid.

         The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities and depends on Wellington Management's ability to predict correctly the direction and degree of movements in interest rates. Although the Fund believes that use of the hedging and risk management techniques described above will benefit the Fund, if Wellington Management's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if the Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, the Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

         ILLIQUID INVESTMENTS The Fund is permitted to invest in illiquid securities or other illiquid investments. The Fund will not, however, acquire illiquid securities or investments if 15% of its net assets would consist of such securities or investments. Illiquid investments are ones that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. The Fund may not be able to sell illiquid securities or other investments when Wellington Management considers it desirable to do so or may have to sell such securities or other investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid. A sale of illiquid securities or investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investments in them may have an adverse impact on the Fund's net asset value. In addition, issuers of restricted securities may not be subject to the disclosure requirements and other investor protection requirements that would be applicable if their securities were publicly traded. The Fund may purchase certain restricted securities (known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Company's board of directors.

         Under current interpretations of the SEC Staff, the following types of investments in which the Fund may invest are considered illiquid: (1) repurchase agreements maturing in more than seven days, (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions), (3) option contracts, with respect to specific securities, not traded on a national securities exchange that are not readily marketable, and
(4) any other securities or investments in which the Fund may invest that are not readily marketable.

         WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES The Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Fund generally purchases securities on a when-issued basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if Wellington Management deems it advisable. Distributions attributable to any gains realized on such a sale would be taxable to shareholders. At the time the Fund makes the commitment to purchase securities on a when-issued basis, it records the transaction and thereafter reflects the value, each day, of the security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price.

         OTHER INVESTMENT COMPANIES The Fund is permitted to invest in other investment companies. The investment companies in which the Fund would invest may or may not be registered under the 1940 Act. Securities in certain countries are currently accessible to the Fund only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, the Fund will not purchase a security of an investment company if, as a result: (1) more than 10% of the Fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Fund; or (3) more than 5% of the Fund's total assets would be invested in any one such investment company.

         REITs The Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). By investing in a REIT, the Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.

         Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

         LENDING PORTFOLIO SECURITIES Subject to its investment restrictions set forth under "Investment Objectives and Policies," the Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning interest income. The borrower is required to deposit as collateral and maintain in a segregated account, liquid securities that at all times will be at least equal to 100% of the market value of the loaned securities. Subject to guidelines approved by the Board, the Fund may use or invest any cash collateral at its own risk and for its own benefit. While the securities are on loan, the borrower will pay the Fund any income accruing thereon.

         Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The Fund may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times, and (2) the value of all securities loaned by a Fund is not more than 33.33% of the Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

         ASSET COVERAGE To the extent required by SEC guidelines, the Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting position for the same type of financial asset, or (2) cash or liquid securities, designated on the Fund's books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as offsetting positions, designated on the Fund's books, or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

         BORROWING The Fund may borrow money to the extent set forth under "Investment Objectives and Policies." The Fund does not intend to borrow for leverage purposes, except as may be set forth under "Investment Objectives and Policies." Interest paid on borrowings will decrease the net earnings of the Fund and will not be available for investment.

                                 FUND MANAGEMENT

         The Company has a board of directors, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. The following tables set forth various information about the directors and officers of the Company. The first table relates to those directors who are deemed not to be "interested persons" of the Company, as that term is defined in the 1940 Act (i.e., "non-interested directors"), while the second table provides information about the Company's "interested" directors and the Company's officers.

NON-INTERESTED DIRECTORS

---------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF
                                            TERM OF                                   PORTFOLIOS
                                            OFFICE*                                    IN FUND
                                POSITION     AND                                       COMPLEX           OTHER
                               HELD WITH    LENGTH                                     OVERSEEN       DIRECTORSHIPS
                                  THE       OF TIME        PRINCIPAL OCCUPATION(S)        BY             HELD BY
   NAME, AGE AND ADDRESS        COMPANY     SERVED          DURING PAST 5 YEARS        DIRECTOR         DIRECTOR
---------------------------------------------------------------------------------------------------------------------
LYNN BIRDSONG                  Director     Since       From 1979 to 2002, Mr.             71              N/A
(age 56)                                    2003        Birdsong was a managing
c/o Hartford Mutual Funds                               director of Zurich Scudder
P.O. Box 2999                                           Investments, an investment
Hartford, CT 06104-2999                                 management firm. In 2003,
                                                        Mr. Birdsong became an
                                                        independent director of the
                                                        Atlantic Whitehall Funds
                                                        and The Japan Fund; during
                                                        his employment with
                                                        Scudder, he was an
                                                        interested director of The
                                                        Japan Fund. Since 1981,
                                                        Mr. Birdsong has been a
                                                        partner in Birdsong
                                                        Company, an advertising
                                                        specialty firm.

WINIFRED ELLEN COLEMAN         Director     Since       Ms. Coleman has served as          71              N/A
(age 70)                                     1996       President of Saint Joseph
c/o Hartford Mutual Funds                               College since 1991 and
P.O. Box 2999                                           President of Cashel House,
Hartford, CT 06104-2999                                 Ltd. (retail) since 1985.

DR. ROBERT M. GAVIN            Director     Since       Dr. Gavin is an educational        71       Dr. Gavin is a
(age 62)                                     2002       consultant. Prior to                        Director of
c/o Hartford Mutual Funds                               September 1, 2001, he was                   Systems &
P.O. Box 2999                                           President of Cranbrook                      Computer
Hartford, CT 06104-2999                                 Education Community and                     Technology
                                                        prior to July 1996 he was                   Corporation.
                                                        President of Macalester
                                                        College, St. Paul,
                                                        Minnesota.

DUANE E. HILL                  Director     Since       Mr. Hill is Partner                71              N/A
(age 57)                                     2001       Emeritus and a founding
c/o Hartford Mutual Funds                               partner of TSG Capital
                                                        Group, a private equity
                                                        investment

---------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF
                                            TERM OF                                   PORTFOLIOS
                                            OFFICE*                                    IN FUND
                                POSITION     AND                                       COMPLEX           OTHER
                               HELD WITH    LENGTH                                     OVERSEEN       DIRECTORSHIPS
                                  THE       OF TIME        PRINCIPAL OCCUPATION(S)        BY             HELD BY
   NAME, AGE AND ADDRESS        COMPANY     SERVED          DURING PAST 5 YEARS        DIRECTOR         DIRECTOR
---------------------------------------------------------------------------------------------------------------------
P.O. Box 2999                                           firm that serves as
Hartford, CT 06104-2999                                 sponsor and lead
                                                        investor in leveraged
                                                        buyouts of middle market
                                                        companies. Mr. Hill is also
                                                        a Partner of TSG Ventures
                                                        L.P., a private equity
                                                        investment company that
                                                        invests primarily in
                                                        minority-owned small
                                                        businesses.

PHILLIP O. PETERSON            Director      Since      Mr. Peterson is a mutual           71              N/A
(age 58)                                     2002       fund industry consultant.
c/o Hartford Mutual Funds                               He was a Partner of KPMG
P.O. Box 2999                                           LLP, until July, 1999.
Hartford, CT 06104-2999

MILLARD HANDLEY PRYOR, JR.     Director      Since      Mr. Pryor has served as            71      Mr. Pryor is a
(age 69)                                     1996       Managing Director of Pryor                 Director of
c/o Hartford Mutual Funds                               & Clark Company (real                      Infodata Systems,
P.O. Box 2999                                           estate investment),                        Inc. (software
Hartford, CT 06104-2999                                 Hartford, CT, since June,                  company),
                                                        1992.                                      CompuDyne
                                                                                                   Corporation
                                                                                                   (security
                                                                                                   products and
                                                                                                   services) and
                                                                                                   Corcap, Inc.

*Term of Office: Each director may serve until his or her successor is elected and qualifies.

OFFICERS AND INTERESTED DIRECTORS


---------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF
                                            TERM OF                                   PORTFOLIOS
                                            OFFICE*                                    IN FUND
                                POSITION     AND                                       COMPLEX           OTHER
                               HELD WITH    LENGTH                                     OVERSEEN       DIRECTORSHIPS
                                  THE       OF TIME        PRINCIPAL OCCUPATION(S)        BY             HELD BY
   NAME, AGE AND ADDRESS        COMPANY     SERVED          DURING PAST 5 YEARS        DIRECTOR         DIRECTOR
---------------------------------------------------------------------------------------------------------------------
THOMAS MICHAEL MARRA**         Chairman     Since       Mr. Marra is President and         71      Mr. Marra is a
(age 44)                       of the        2002       Chief Operating Officer of                 member of the
P.O. Box 2999                  Board and                Hartford Life, Inc. He is                  Board of Directors
Hartford, CT 06104-2999        Director                 also a member of the Board                 of The Hartford
                                                        of Directors and a member

---------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF
                                            TERM OF                                   PORTFOLIOS
                                            OFFICE*                                    IN FUND
                                POSITION     AND                                       COMPLEX           OTHER
                               HELD WITH    LENGTH                                     OVERSEEN       DIRECTORSHIPS
                                  THE       OF TIME        PRINCIPAL OCCUPATION(S)        BY             HELD BY
   NAME, AGE AND ADDRESS        COMPANY     SERVED          DURING PAST 5 YEARS        DIRECTOR         DIRECTOR
---------------------------------------------------------------------------------------------------------------------
                                                        of the Office of the                       Financial Services
                                                        Chairman for The Hartford                  Group, Inc.
                                                        Financial Services
                                                        Group, Inc., the parent
                                                        company of Hartford
                                                        Life. Mr. Marra was
                                                        named President of
                                                        Hartford Life in 2001
                                                        and COO in 2000, and
                                                        served as Executive Vice
                                                        President and Director
                                                        of Hartford Life's
                                                        Investment Products
                                                        Division from 1998 to
                                                        2000. He was head of the
                                                        company's Individual
                                                        Life and Annuities
                                                        Division from 1994 to
                                                        1998 after being
                                                        promoted to Senior Vice
                                                        President in 1994 and
                                                        Executive Vice President
                                                        in 1996. Mr. Marra is
                                                        also a Managing Member
                                                        and President of
                                                        Hartford Investment
                                                        Financial Services, LLC
                                                        ("HIFSCO") and HL
                                                        Investment Advisors, LLC
                                                        ("HL Advisors").

LOWNDES ANDREW SMITH**         Director     Since       Mr. Smith served as Vice           71              N/A
(age 63)                                     1996       Chairman of Hartford
c/o Hartford Mutual Funds                               Financial Services Group,
P.O. Box 2999                                           Inc. from February 1997 to
Hartford, CT 06104-2999                                 January 2002, as President
                                                        and Chief Executive Officer
                                                        of Hartford Life, Inc. from
                                                        February 1997 to January
                                                        2002, and as President and
                                                        Chief Operating Officer of
                                                        The Hartford Life Insurance
                                                        Companies from January 1989
                                                        to January 2002.

DAVID M. ZNAMIEROWSKI**        President    Since       Mr. Znamierowski currently         52              N/A
(age 42)                       and           1999       serves as President of
c/o Hartford Mutual Funds      Director                 Hartford Investment
P.O. Box 2999                                           Management Company
                                                        ("HIMCO"); Senior Vice
                                                        President and Chief

---------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF
                                            TERM OF                                   PORTFOLIOS
                                            OFFICE*                                    IN FUND
                                POSITION     AND                                       COMPLEX           OTHER
                               HELD WITH    LENGTH                                     OVERSEEN       DIRECTORSHIPS
                                  THE       OF TIME        PRINCIPAL OCCUPATION(S)        BY             HELD BY
   NAME, AGE AND ADDRESS        COMPANY     SERVED          DURING PAST 5 YEARS        DIRECTOR         DIRECTOR
---------------------------------------------------------------------------------------------------------------------
Hartford, CT 06104-2999                                 Investment Officer for
                                                        Hartford Life Insurance
                                                        Company; Senior Vice
                                                        President of Hartford Life,
                                                        Inc.; Senior Vice President
                                                        and Chief Investment
                                                        Officer of The Hartford
                                                        Financial Services Group,
                                                        Inc. Mr. Znamierowski is
                                                        also a Managing Member and
                                                        Senior Vice President of
                                                        HIFSCO and HL Advisors.

ROBERT W. BELTZ, JR.           Vice         Since       Mr. Beltz currently serves        N/A              N/A
(age 53)                       President     2002       as Vice President,
500 Bielenberg Drive                                    Securities Operations of
Woodbury, MN 55125                                      Hartford Administrative
                                                        Services Company ("HASCO").
                                                        He also has served as
                                                        Assistant Vice President of
                                                        Hartford Life Insurance
                                                        Company since December 2001.

KEVIN J. CARR                  Vice         Since       Mr. Carr has served as            N/A              N/A
(age 48)                       President     1996       Assistant General Counsel
c/o Hartford Mutual Funds      and                      since 1999, Counsel since
P.O. Box 2999                  Secretary                November 1996 and Associate
Hartford, CT 06104-2999                                 Counsel since November
                                                        1995, of The Hartford
                                                        Financial Services Group,
                                                        Inc.

WILLIAM H. DAVISON, JR.        Vice         Since 2002  Mr. Davison is a Managing         N/A              N/A
(age 46)                       President                Director and Director of
c/o Hartford Mutual Funds                               Funds Management Group of
P.O. Box 2999                                           Hartford Investment
Hartford, CT 06104-2999                                 Management Company. Mr.
                                                        Davison is also a Vice
                                                        President of HIFSCO and
                                                        HL Advisors.

TAMARA L. FAGELY               Vice         Since       Ms. Fagely has served as          N/A              N/A
(age 44)                       President,   2002        Vice President of HASCO
500 Bielenberg Drive           Controller               since 1998. Prior to 1998,
Woodbury, MN 55125             and                      she was Second Vice
                               Treasurer                President of HASCO. She



---------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF
                                            TERM OF                                   PORTFOLIOS
                                            OFFICE*                                    IN FUND
                                POSITION     AND                                       COMPLEX           OTHER
                               HELD WITH    LENGTH                                     OVERSEEN       DIRECTORSHIPS
                                  THE       OF TIME        PRINCIPAL OCCUPATION(S)        BY             HELD BY
   NAME, AGE AND ADDRESS        COMPANY     SERVED          DURING PAST 5 YEARS        DIRECTOR         DIRECTOR
---------------------------------------------------------------------------------------------------------------------
                                                        also has served as Assistant
                                                        Vice President of Hartford
                                                        Life Insurance Company
                                                        since December 2001.

BRUCE FERRIS                   Vice         Since       Mr. Ferris has served as          N/A              N/A
(age 47)                       President     2002       Senior Vice President since
c/o Hartford Mutual Funds                               2003, Vice President since
P.O. Box 2999                                           1999 and Assistant Vice
Hartford, CT 06104-2999                                 President since 1998 and a
                                                        director of sales and
                                                        marketing in the Investment
                                                        Products Division of
                                                        Hartford Life Insurance
                                                        Company.

MARY JANE BARTOLOTTA FORTIN    Vice         Since       Ms. Fortin serves as Senior       N/A              N/A
(age 38)                       President     2003       Vice President, Mutual
c/o Hartford Mutual Funds                               Funds and 529 Programs for
P.O. Box 2999                                           Hartford Life Insurance
Hartford, CT 06104-2999                                 Company. Prior to January
                                                        1, 2003, she served as
                                                        Senior Vice President and
                                                        Chief Accounting Officer of
                                                        Hartford Life, Inc.

GEORGE RICHARD JAY             Vice         Since       Mr. Jay has served as             N/A              N/A
(age 50)                       President     1996       Secretary and Director,
c/o Hartford Mutual Funds                               Life and Equity Accounting
P.O. Box 2999                                           and Financial Control, of
Hartford, CT 06104-2999                                 Hartford Life Insurance
                                                        Company since 1987.

RYAN JOHNSON                   Vice         Since       Mr. Johnson has served as         N/A              N/A
(age 42)                       President     2002       Senior Vice President since
c/o Hartford Mutual Funds                               2003 and Vice President
P.O. Box 2999                                           since 1999 and a director
Hartford, CT 06104-2999                                 of sales and marketing in
                                                        the Investment Products
                                                        Division of Hartford Life
                                                        Insurance Company.
                                                        Previously he was with
                                                        Guardian Investor Services
                                                        Corporation in New York
                                                        City.

---------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF
                                            TERM OF                                   PORTFOLIOS
                                            OFFICE*                                    IN FUND
                                POSITION     AND                                       COMPLEX           OTHER
                               HELD WITH    LENGTH                                     OVERSEEN       DIRECTORSHIPS
                                  THE       OF TIME        PRINCIPAL OCCUPATION(S)        BY             HELD BY
   NAME, AGE AND ADDRESS        COMPANY     SERVED          DURING PAST 5 YEARS        DIRECTOR         DIRECTOR
---------------------------------------------------------------------------------------------------------------------
STEPHEN T. JOYCE               Vice         Since       Mr. Joyce currently serves        N/A              N/A
(age 44)                       President     2000       as Senior Vice President
c/o Hartford Mutual Funds                               and Director of
P.O. Box 2999                                           Institutional Products
Hartford, CT 06104-2999                                 Group for Hartford Life
                                                        Insurance Company.
                                                        Previously he served as
                                                        Vice President (1997-1999)
                                                        and Assistant Vice
                                                        President (1994-1997) of
                                                        Hartford Life Insurance
                                                        Company.

DAVID N. LEVENSON              Vice         Since       Mr. Levenson serves as            N/A              N/A
(age 36)                       President     2000       Senior Vice President of
c/o Hartford Mutual Funds                               the Hartford Life Insurance
P.O. Box 2999                                           Company's Retail Product
Hartford, CT 06104-2999                                 Management Group and is
                                                        responsible for all retail
                                                        product management and
                                                        profitability. Mr. Levenson
                                                        joined The Hartford in
                                                        1995. Mr. Levenson is also
                                                        a senior vice president of
                                                        HIFSCO.

JOHN C. WALTERS                Vice         Since       Mr. Walters serves as             N/A              N/A
(age 41)                       President     2000       Executive Vice President
c/o Hartford Mutual Funds                               and Director of the
P.O. Box 2999                                           Investment Products
Hartford, CT 06104-2999                                 Division of Hartford Life
                                                        Insurance Company.
                                                        Previously Mr. Walters was
                                                        with First Union
                                                        Securities. Mr. Walters is
                                                        also a Managing Member and
                                                        Executive Vice President of
                                                        HIFSCO and HL Advisors.


*Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

**"Interested person", as defined in the 1940 Act, of the Company because of the person's affiliation with, or equity ownership of, HIFSCO or affiliated companies.


         STANDING COMMITTEES. The board of directors has established an Audit Committee and a Nominating Committee for the Company. Each Committee is made up of those directors who are not "interested persons" of the Company. The Audit Committee (i) oversees the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers, (ii) appoints and compensates the Fund's independent auditors, (iii) oversees the quality and objectivity of the Fund's financial statements and the independent audit thereof, and (iv) acts as a liaison between the Fund's independent auditors and the full board of directors. The Nominating Committee screens and selects candidates to the board of directors. Any recommendations for nominees should be directed to the Secretary of the applicable Company, who will then forward them to the Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if the Committee is considering other nominees at the time of the recommendation and if the nominee meets the Committee's criteria. The Audit Committee and Nominating Committee of The Hartford Mutual Funds, Inc. met 10 times and 3 times, respectively, during the fiscal year ended October 31, 2002.



         All directors and officers of The Hartford Mutual Funds, Inc., except for David Znamierowski, are also directors and officers of four other registered investment companies in the fund complex, which is comprised of those investment companies for which HIFSCO or HL Investment Advisors, LLC serves as investment adviser. In addition to being a director of The Hartford Mutual Funds, Inc. and an officer of the Company, Mr. Znamierowski is also a director of one other registered investment company in the fund complex and an officer of four other registered investment companies in the fund complex.


         The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2002 (i) in the Fund and
(ii) on an aggregate basis in any registered investment companies overseen by the director within the same family of investment companies.


                                                                                          AGGREGATE DOLLAR RANGE
                                                                                          OF EQUITY SECURITIES IN
                                                                                         ALL REGISTERED INVESTMENT
      NAME OF DIRECTOR                DOLLAR RANGE OF EQUITY SECURITIES                     COMPANIES OVERSEEN
                                                 IN THE FUND                             BY DIRECTOR IN FAMILY OF
                                                                                           INVESTMENT COMPANIES
Lynn Birdsong                 None                                       None                      None
Winifred Ellen Coleman        None                                       None                  Over $100,000
Dr. Robert M. Gavin, Jr.      None                                       None                  Over $100,000
Duane E. Hill                 None                                       None                      None
Thomas M. Marra               None                                       None                  Over $100,000
Phillip O. Peterson           None                                       None                      None
Millard Handley Pryor, Jr.    None                                       None                 $50,001-100,000
Lowndes Andrew Smith          None                                       None                  Over $100,000
John Kelly Springer           None                                       None                      None
David Mark Znamierowski       None                                       None                   $1-$10,000



         COMPENSATION OF OFFICERS AND DIRECTORS The Company does not pay salaries or compensation to any of its officers or directors who are employed by The Hartford. The chart below sets forth the compensation paid by the Company to the following directors for the fiscal year ended October 31, 2002 and certain other information.

                                 Aggregate          Pension Or
                               Compensation         Retirement                             Total Compensation
  Name of Person, Position       From The        Benefits Accrued    Estimated Annual     From the Company And
                              Hartford Mutual    As Part Of Fund       Benefits Upon       Fund Complex Paid
                                Funds, Inc.         Expenses             Retirement           To Directors*
--------------------------------------------------------------------------------------------------------------
Lynn Birdsong, Director**              $0              $0                   $0                  $     0
Winifred E. Coleman,              $17,650              $0                   $0                  $81,000
Director

Dr. Robert M. Gavin,              $ 4,400              $0                   $0                  $53,600
Director

Duane E. Hill,                    $16,350              $0                   $0                  $74,500
Director

Phillip O. Peterson,              $ 3,900              $0                   $0                  $56,750
Director

Millard H. Pryor,                 $ 17,850             $0                   $0                  $82,000
Director

Lowndes A. Smith,                 $ 9,000              $0                   $0                  $38,000
Director

John K. Springer,                 $16,550              $0                   $0                  $75,500
Director***


* As of October 31, 2002, five registered investment companies in the Complex paid compensation to the directors.

**   Mr. Birdsong became a director effective May 13, 2003.

***  Mr. Springer retired from the board of directors, effective May 14, 2003.

         The sales load for Class A shares of the Fund is waived for present and former officers, directors and employees of the Company, The Hartford, Wellington Management, the transfer agent and their affiliates. Such waiver is designed to provide an incentive for individuals that are involved and affiliated with the Fund and its operations to invest in the Fund.

         The Company's Articles of Incorporation provide that the Company to the fullest extent permitted by Maryland law and the federal securities laws may indemnify the directors, officers and employees of the Company. The Articles of Incorporation do not authorize the Company to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         As of July 31, 2003, the officers and directors of The Hartford Mutual Funds, Inc. did not own any shares of the Fund. As of that date, no person held any interest in the Fund equal to 5% or more of the outstanding shares of any class.

                       INVESTMENT MANAGEMENT ARRANGEMENTS


        The Company, on behalf of the Fund, has entered into an investment management agreement with HIFSCO. The investment management agreement provides that HIFSCO, subject to the supervision and approval of the Company's board of directors, is responsible for the management of the Fund. In addition, HIFSCO provides administrative services to the Company, including, personnel, services, equipment and facilities and office space for proper operation of the Company. Although HIFSCO has agreed to arrange for the provision of additional services necessary for the proper operation of the Company, the Fund pays for these services directly.


         With respect to the Fund, HIFSCO has entered into an investment subadvisory agreement with Wellington Management. Under the sub-advisory agreement, Wellington Management, subject to the general supervision of the

Company's board of directors and HIFSCO, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of the Fund and furnishing the Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for the Fund.


         As provided by the investment management agreement, the Fund pays HIFSCO an investment management fee, which is accrued daily and paid monthly, equal on an annual basis to a stated percentage of the Fund's average daily net assets. HIFSCO, not the Fund, pays the sub-advisory fee to Wellington Management.


         The investment management fee rates are as follows:

 Net Asset Value                      Annual Rate
 ---------------                      -----------
First $500,000,000                      0.80%
Next $500,000,000                       0.70%
Amount Over $1 Billion                  0.65%

         The sub-advisory fee rates are as follows:

 Net Asset Value                      Annual Rate
 ---------------                      -----------
First $50,000,000                       0.350%
Next $100,000,000                       0.275%
Next $350,000,000                       0.225%
Amount Over $500,000,000                0.175%


         Because the Fund did not commence operations until August 28, 2003, there is no advisory fee information available for the Fund.



         HIFSCO has voluntarily agreed to waive management fees until August 28, 2004.



         Pursuant to the investment management agreement and investment subadvisory agreement, neither HIFSCO nor Wellington Management is liable to the Fund or its shareholders for an error of judgment or mistake of law or for a loss suffered by the Fund in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HIFSCO or Wellington Management in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement. Wellington Management has agreed to indemnify HIFSCO to the fullest extent permitted by law against any and all loss, damage, judgment, fines, amounts paid in settlement and attorneys' fees incurred by HIFSCO to the extent resulting in whole or in part from any of Wellington Management's acts or omissions related to the performance of its duties as set forth specifically in the subadvisory investment agreement or otherwise from Wellington Management's willful misfeasance, bad faith or gross negligence.



         HIFSCO, whose business address is 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized on December 9, 1996. As of June 30, 2003, HIFSCO had approximately $16.7 billion of assets under management.



         Wellington Management Company, LLP, whose business address is 75 State Street, Boston, MA 02109, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of June 30, 2003, Wellington Management had investment management authority with respect to approximately $337 billion in assets. Wellington Management is a Massachusetts limited liability partnership. The three managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.



         At a meeting of the Board of Directors on May 13, 2003, the Board unanimously voted to approve the investment management agreement and investment sub-advisory agreement. In this regard, the Board of Directors considered several factors relating to the agreements, including the following factors. The Board reviewed the investment management fees to be paid to HIFSCO and by HIFSCO to Wellington Management. In this connection, the Board reviewed comparative information on investment management fees paid and expenses incurred by similarly situated funds. The Board considered the fact that the Fund provides for fee breakpoints that gradually decrease as assets increase. The Board considered other benefits to HIFSCO or its affiliates from the investment management agreement with the Fund. In addition, Hartford Life, Inc. receives a set fee for fund accounting and related services. In addition, it was noted that Hartford Life, Inc. and its affiliates may benefit from directed brokerage programs which are intended to recognize sales of fund shares made by various broker dealers. Such programs help to increase asset levels in the Fund which can increase revenue paid to HIFSCO and its affiliates. Based upon its review, the Board concluded that it is in the interest of the Fund and its shareholders for the Board to approve the investment management agreement and investment sub-advisory agreement for the Fund.


         In arriving at their decision to approve the agreements, the board of directors did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.


         The investment management agreement and investment sub-advisory agreement continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the directors of the Company, including a majority of the directors who are not parties to an agreement or interested persons of any party to the agreement, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the Fund's outstanding voting securities. The agreements automatically terminate upon assignment as defined under the 1940 Act. The investment management agreement may be terminated without penalty on 60 days' notice at the option of either party to the contract or by vote of the holders of a majority of the outstanding voting securities of the Fund. The investment subadvisory agreement may be terminated at any time without the payment of any penalty by the board of directors or by vote of a majority of the outstanding voting securities of the Fund, by HIFSCO upon written notice to Wellington Management, and, with respect to the Fund, by Wellington Management upon 90 days' written notice to HIFSCO. The investment sub-advisory agreement also terminates automatically upon the termination of the investment management agreement.


         The Fund, HIFSCO and Wellington Management have each adopted a code of ethics designed to protect the interests of the Fund's shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by the Fund, subject to a number of restrictions. Each code of ethics has been filed with the SEC and may be viewed by the public.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by the Company's board of directors and HIFSCO, Wellington Management is primarily responsible for the investment decisions of the Fund and the placing of its portfolio transactions. In placing orders, it is the policy of the Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While Wellington Management generally seeks reasonably competitive spreads or commissions, the Fund does not necessarily pay the lowest possible spread or commission. Upon instructions from HIFSCO, Wellington Management may direct certain brokerage transactions to broker/dealers who also sell shares of funds in the fund complex. Upon instructions from HIFSCO, Wellington Management may also direct certain brokerage transactions to broker/dealers that pay for certain other services used by the Fund.

         Although the rules of the National Association of Securities Dealers, Inc. ("NASD") prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered by the investment company as a factor in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, executed through dealers who sell shares of funds in the fund complex.

         Wellington Management generally deals directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, Wellington Management may effect certain "riskless principal" transactions through certain dealers in the over-the-counter market under which "commissions" are paid on such transactions. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

         While Wellington Management seeks to obtain the most favorable net results in effecting transactions in the Fund's portfolio securities, broker-dealers who provide investment research to Wellington Management may receive orders for transactions from Wellington Management. Such research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. If, in the judgment of Wellington Management, the Fund will be benefited by such research services, Wellington Management is authorized to pay spreads or commissions to brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction. Information so received is in addition to and not in lieu of the services required that Wellington Management must perform under the investment advisory agreement or the investment subadvisory agreement. The expenses of Wellington Management are not necessarily reduced as a result of the receipt of such information. Wellington Management may use such research in providing investment advice to portfolios other than those for which the transactions are made. Similarly, the Fund may benefit from such research obtained by Wellington Management for portfolio transactions for other clients.

         Investment decisions for the Fund are made independently from those of any other clients that are managed by Wellington Management or its affiliates. If, however, accounts managed by Wellington Management are simultaneously engaged in the purchase of the same security, then, as authorized by the Company's board of directors, available securities may be allocated to the Fund or other client account and may be averaged as to price in a manner determined by Wellington Management to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by the Fund. In some cases, this system might adversely affect the price paid by the Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for the Fund (for example, in the case of a small issue). Likewise, if accounts managed by Wellington Management are simultaneously engaged in the sale of the same security, the same process may be followed with similar consequences.

         Accounts managed by Wellington Management (or its affiliates) may hold securities held by the Fund. Because of different investment objectives or other factors, a particular security may be purchased by Wellington Management for one client when one or more other clients are selling the same security.


         Because the Fund did not commence operations until August 28, 2003, there is no brokerage commission information available for the Fund.


                                  FUND EXPENSES

         EXPENSES OF THE FUND The Fund pays its own expenses including, without limitation: (1) expenses of maintaining the Fund and continuing its existence,
(2) registration of the Fund under the 1940 Act, (3) auditing, accounting and legal expenses, (4) taxes and interest, (5) governmental fees, (6) expenses of issue, sale, repurchase and redemption of Fund shares, (7) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (8) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor, (9) expenses of reports to governmental officers and commissions, (10) insurance expenses, (11) association membership dues, (12) fees, expenses and disbursements of custodians for all services to the Fund, (13) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (14) expenses for servicing shareholder accounts, (15) any direct charges to shareholders approved by the directors of the Fund, (16) compensation and expenses of directors of the Fund who are not "interested persons" of the Fund, and (17) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Fund to indemnify its directors and officers with respect thereto.

                            DISTRIBUTION ARRANGEMENTS

GENERAL

         Hartford Investment Financial Services, LLC ("HIFSCO") serves as the principal underwriter for the Fund pursuant to an Underwriting Agreement initially approved by the board of directors of the Company. HIFSCO is a registered broker-dealer and member of the NASD. Shares of the Fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below under Distribution Plans, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (1) by the vote of a majority of the directors of the Company, including a majority of the directors who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any such party, or (2) by the vote of a majority of the outstanding voting securities of the Fund. HIFSCO is not obligated to sell any specific amount of shares of the Fund.

         HIFSCO is authorized by the Company to receive purchase and redemption orders on behalf of the Fund. HIFSCO is authorized to designate other intermediaries to receive purchase or redemption orders on the Fund's behalf. In these circumstances the Fund is deemed to have received a redemption or purchase order when an authorized broker or, if applicable, a broker's authorized designee receives the order. Such orders are priced at the Fund's net asset value next computed, including any applicable sales charges, after they are received by the authorized brokers or the broker's authorized designee and accepted by the Company.

         HIFSCO and its affiliates pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Company's shares and/or for the servicing of those shares. These payments ("Additional Payments") may be made to supplement sales concessions (commissions) reallowed to dealers and/or portfolio brokerage directed in recognition of the sale of Fund shares. These Additional Payments may take the form of: (1) "due diligence" payments for a broker's examination of the Fund and payments for providing extra employee training and information relating to the Fund, (2) "listing" fees for the placement of the Fund on a dealer's list of mutual funds available for purchase by its customers, (3) "finders" or "referral" fees for directing investors to the Fund, (4) "marketing support" fees for providing assistance in promoting the sale of the Fund's shares, and
(5) payments for the sale of shares and/or the maintenance of share balances. In addition, HIFSCO and its affiliates make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder servicing and processing fees paid by the Fund. The Additional Payments may be a specific dollar amount, may be based on the number of customer accounts maintained by a broker or financial institution, or may be based on a percentage of the value of shares sold to, or held by, customers of the brokers or financial institutions involved.

         Furthermore, and subject to NASD regulations, HIFSCO and its affiliates also may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of brokers or financial institutions and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different broker-dealers or financial institutions, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale.

COMMISSIONS TO DEALERS

         Generally commissions on sales of Class A shares are reallowed to broker-dealers as follows:

                                               FRONT-END SALES       FRONT-END SALES
                                                 CHARGE AS A           CHARGE AS A          COMMISSION AS
                                                PERCENTAGE OF     PERCENTAGE OF AMOUNT      PERCENTAGE OF
AMOUNT OF PURCHASE                             OFFERING PRICE           INVESTED           OFFERING PRICE
Less than $50,000                                   5.50%                 5.82%                 4.75%

$50,000 or more but less than $100,000              4.50%                 4.71%                 4.00%

$100,000 or more but less than $250,000             3.50%                 3.63%                 3.00%

$250,000 or more but less than $500,000             2.50%                 2.56%                 2.00%

$500,000 or more but less than $1 million           2.00%                 2.04%                 1.75%

$1 million or more(1)                                  0%                    0%                    0%

         (1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

         HIFSCO may pay up to the entire amount of the sales commission to particular broker-dealers. HIFSCO also may pay dealers of record commissions on purchases over $1 million in an amount up to the sum of 1.0% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. In addition, HIFSCO may provide compensation to dealers of record for certain shares purchased without a sales charge.

         HIFSCO pays commissions to dealers of up to 4% of the purchase price of Class B shares purchased through dealers and pays commissions to dealers of up to 2% of the purchase price of Class C shares purchased through dealers.


         HIFSCO's principal business address is 200 Hopmeadow Street, Simsbury, Connecticut 06089. HIFSCO was organized as a Delaware corporation on December 9, 1996 and is an indirect wholly-owned subsidiary of The Hartford.


DISTRIBUTION PLANS

         The Company has adopted separate distribution plans (the "Plans") for Class A, Class B and Class C shares of the Fund pursuant to appropriate resolutions of the Company's board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset-based sales charges.

         CLASS A PLAN Pursuant to the Class A Plan, the Fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of the Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of the Fund, the annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares. However, the Company's board of directors has currently authorized Rule 12b-1 payments of only up to 0.30% of the Fund's average daily net assets attributable to Class A shares. Up to 0.25% of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. In most cases, all of this fee is remitted to dealers who provide distribution or shareholder account services.



         CLASS B PLAN Pursuant to the Class B Plan, the Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. In most cases, all of such fees are remitted to dealers who assist in the distribution of Class B shares or provide maintenance and personal services to existing Class B shareholders. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.



         CLASS C PLAN Pursuant to the Class C Plan, the Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. In most cases, all of such fees are remitted to dealers who assist in the distribution of Class C shares or provide maintenance and personal services to existing Class C shareholders. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.


         GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell the Fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These plans are considered compensation type plans which means that the Fund pays HIFSCO the entire fee regardless of HIFSCO's expenditures.

         In accordance with the terms of the Plans, HIFSCO provides to the Fund, for review by the Company's board of directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the board of directors' quarterly review of the Plans, the directors review the level of compensation the Plans provide in considering the continued appropriateness of the Plans.


         The Plans were adopted by a majority vote of the board of directors of the Company, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets in order to benefit from economies of scale. The board of directors of the Company believes that there is a reasonable likelihood that the Plans will benefit the Fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the directors of the board in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund, and material amendments to the Plans must also be approved by the board of directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors of the board who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" of the Fund. A Plan will automatically terminate in the event of its assignment.


         Because the Fund did not commence operations until August 28, 2003, there is no information regarding 12b-1 fees paid by the Fund.


                        PURCHASE AND REDEMPTION OF SHARES

         For information regarding the purchase of Fund shares, see "About Your Account -- Buying Shares" in the Fund's prospectuses.

         For a description of how a shareholder may have the Fund redeem his/her shares, or how he/she may sell shares, see "About Your Account -- Selling Shares" in the Fund's prospectuses.

         RIGHTS OF ACCUMULATION The Fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A shares of the Fund at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any fund (investment series or portfolio) of the Company or The Hartford Mutual Funds II, Inc. and the current account value of certain annuity or variable life contracts issued by affiliates of The Hartford. These contracts currently include variable annuities and variable life insurance products where at least one Hartford-sponsored fund (other than a money market fund) is offered and the following fixed annuities:
CRC, Saver, Saver Bonus and Harvester. The insurance contract must be owned by a natural person (not part of a group product). For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. A family member is a spouse, parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases. Hartford Administrative Services Company ("HASCO"), the Company's transfer agent, must be notified by you or your broker each time a qualifying purchase is made.

         LETTER OF INTENT Any person may qualify for a reduced sales charge on purchases of Class A shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of the Company and The Hartford Mutual Funds II, Inc. owned by the shareholder. Such value is determined based on the public offering price on the date of the LOI. During the term of an LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. An LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI. If a Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824.

         SYSTEMATIC WITHDRAWAL PLAN The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals only from Class A shares not subject to a CDSC (except as noted below) of the Fund deposited by the applicant under this SWP. The applicant must deposit or purchase for deposit shares of the Fund having a total value of not less than $5,000. Periodic checks of $50 per fund or more will be sent to the applicant, or any person designated by him, monthly or quarterly.

         Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

         SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account. Redemptions are potentially taxable transactions to shareholders. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

         The SWP may be terminated at any time (1) by written notice to the Fund or from the Fund to the shareholder, (2) upon receipt by the Fund of appropriate evidence of the shareholder's death, or (3) when all shares under the SWP have been redeemed. The fees of the Fund for maintaining SWPs are paid by the Fund.

         SPECIAL REDEMPTIONS Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Company's directors. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one account.

         DEFERRED SALES CHARGE ON CLASS A, CLASS B, CLASS C SHARES Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

         Class B shares which are redeemed within six years of purchase, and Class C shares, which are redeemed within one year of purchase, are subject to a CDSC at the rates set forth in the prospectuses as a percentage of the dollar amount subject to the CDSC. The charge is assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC is imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

         The amount of the CDSC, if any, varies depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining this number of years from the time of any payment for the purchases of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.


         In determining whether a CDSC applies to a redemption, the calculation is determined in a manner that results in the lowest possible rate being charged. To determine whether a CDSC applies, the Fund redeems shares in the following order: (1) shares acquired through reinvestment of dividends and capital gains distributions, (2) Class B shares held for over 6 years or Class C shares held over 1 year, (3) shares representing an increase over the original purchase cost, and (4) Class B shares held the longest during the six-year period.


         When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

         Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the Fund to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B or Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the

Class B shares without a sales charge being deducted, and to sell Class C shares with a 1% sales charge, at the time of the purchase.

         The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to the CDSC in the following cases:

         - to make SWP payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

         -        because of shareholder death or disability,

         - because of the death or disability of the grantor of a living trust,

         - under reorganization, liquidation, merger or acquisition transactions involving other investment companies, and

         -        for retirement plans under the following circumstances:

                  (1) to return excess contributions,

                  (2) hardship withdrawals as defined in the plan,

                  (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

                  (4) to meet minimum distribution requirements under the
                      Internal Revenue Code,

                  (5) to make "substantially equal payments" as described in
                      Section 72(t) of the Internal Revenue Code, and

                  (6) after separation from service.

SUSPENSION OF REDEMPTIONS

         The Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by the Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for the Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value of the shares of all classes of the Fund is determined by Hartford Life in the manner described in the Fund's prospectuses. The Fund is closed for business and does not price its shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the NYSE. Securities held by the Fund will be valued as follows: debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. The Fund's debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.


         Equity securities are generally valued at the official closing price or the last sales price reported on principal securities exchanges (domestic or foreign) on which they are traded. If no sale took place on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sales price; if no sale took place on a particular day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the Fund's board of directors.

         Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity.

         The Fund's maximum offering price per Class A shares is determined by adding the maximum sales charge to the net asset value per share. The Fund's offering price per Class C share is determined by adding the initial sales charge to the net asset value per share. Class B shares are offered at net asset value without the imposition of an initial sales charge.

                        CAPITALIZATION AND VOTING RIGHTS


         The Hartford Mutual Funds, Inc. was incorporated in Maryland on March 21, 1996. The authorized capital stock of the Company consists of 12.8 billion shares of common stock, par value $0.001 per share ("Common Stock"). The shares of Common Stock are divided into thirty series: Advisers Fund (760,000,000 shares); Capital Appreciation Fund (620,000,000 shares); Capital Preservation Fund (660,000,000 shares); Disciplined Equity Fund (formerly Growth and Income
Fund) (300,000,000 shares); Dividend and Growth Fund (500,000,000 shares); Equity Income Fund (300,000,000 shares); Focus Fund (300,000,000 shares); Focus Growth Fund (300,000,000 shares); Global Communications Fund (300,000,000 shares); Global Financial Services Fund (300,000,000 shares); Global Health Fund (300,000,000 shares); Global Leaders Fund (300,000,000 shares); Global Technology Fund (300,000,000 shares); High Yield Fund (300,000,000 shares); Income Fund (300,000,000 shares); Inflation Plus Fund (300,000,000 shares); International Capital Appreciation Fund (300,000,000 shares); International Opportunities Fund (300,000,000 shares); International Small Company Fund (300,000,000 shares); MidCap Fund (360,000,000 shares); MidCap Value Fund (300,000,000 shares); Money Market Fund (2,700,000,000 shares); Principal Protection Fund (300,000,000 shares); Short Duration Fund (300,000,000 shares); Small Company Fund (300,000,000 shares); Stock Fund (300,000,000 shares); Tax-Free California Fund (300,000,000 shares); Tax-Free New York Fund (300,000,000 shares); Total Return Bond Fund (300,000,000 shares) and Value Fund (300,000,000 shares).


         The board of directors of the Company may reclassify authorized shares to increase or decrease the allocation of shares among the series described above or to add any new series to the Fund. The Company's board of directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares and to classify and reclassify existing and new series into one or more classes. Accordingly, the directors of the Company have authorized the issuance of four classes of shares of the Fund designated as Class A, Class B, Class C and Class Y shares.

         Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the Fund and, upon liquidation or dissolution, in the net assets of the Fund remaining after satisfaction of outstanding liabilities. The shares of each series, and each class within each series, are, when issued, fully paid and non-assessable. Such shares have no preemptive or conversion rights and are freely transferable.

         As an investment company incorporated in Maryland, the Company is not required to hold routine annual shareholder meetings. Meetings of shareholders will be called whenever one or more of the following is required to be acted upon by shareholders pursuant to the 1940 Act: (1) election of directors, (2) approval of an investment management agreement or sub-advisory agreement, or (3) ratification of the selection of the Companies' independent accountants.

         Shares of common stock have equal voting rights (regardless of the net asset value per share). Shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Company voting for the election of directors can elect all of the directors if they choose to do so, and in such an event, the holders of the remaining shares would not be able to elect any directors. Although directors are not elected annually, shareholders have the right to remove one or more directors. When required by law, if the holders of 25% or more of the Company's outstanding shares request it in writing, a meeting of the Company's shareholders will be held to approve or disapprove the removal of director or directors.

         Matters in which the interests of all the funds of the Company are substantially identical (such as the election of directors or the ratification of the selection of the independent accountants) are voted on by all shareholders of the Company without regard to the separate funds. Matters that affect all or several funds, but where the interests of the funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each fund for their fund. Matters that affect only one fund (such as a change in its fundamental policies) are voted on separately for the fund by the shareholders of that fund. Likewise, matters that affect only one class of shares of a fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

                             INVESTMENT PERFORMANCE

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS Average annual total return quotations for Class A, Class B, Class C and Class Y shares are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                                 P(1+T)(n) = ERV

Where:
P   =  a hypothetical initial payment      n    =   number of years
       of $1,000, less the maximum
       sales load applicable to a          ERV  =   ending redeemable value of
       Fund                                         the hypothetical $1,000
                                                    initial payment made at the
T   =  average annual total return                  beginning of the designated
                                                    period (or fractional
                                                    portion thereof)

         The computation above assumes that all dividends and distributions made by the Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

         One of the primary methods used to measure performance is "total return." "Total return" normally represents the percentage change in value of a class of the Fund, or of a hypothetical investment in a class of the Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and are expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges are higher than those that do reflect such charges.

         Total return percentages for periods longer than one year are usually accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the Fund.


         The Fund's average annual total return quotations and yield quotations as they may appear in the prospectuses, this SAI or in advertising are calculated by standard methods prescribed by the SEC unless otherwise indicated.


         NON-STANDARDIZED PERFORMANCE In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Returns"). Non-Standardized Returns are quoted for the same or different periods as those for which

Standardized Return is quoted; they may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.


         Because the Fund did not commence operations until August 28, 2003, performance information is not available for the Fund.


         The Fund may also publish its distribution rate and/or its effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. The Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution. The Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month (see "Dividends, Capital Gains and Taxes" in the Fund's Prospectuses).

         Other data that may be advertised or published about the Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.


         STANDARDIZED YIELD QUOTATIONS The yield of a class is computed by dividing the class' net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:


                                   a-b
                                2[(--- + 1)(6) - 1]
                                   cd

Where:
a   =  net investment income earned         c   =  the average daily number of
       during the period attributable              shares of the subject class
        to the subject class                       outstanding during the period
b   =  net expenses accrued for the                that were entitled to receive
       period attributable to the                  dividends
       subject class                        d   =  the maximum offering price
                                                   per share of the subject
                                                   class on the last day of the
                                                   period

         Net investment income will be determined in accordance with rules established by the SEC. The price per share of Class A shares will include the maximum sales charge imposed on purchases of Class A shares which decreases with the amount of shares purchased, and the price per share of Class C shares will include the sales charge imposed on purchases of Class C shares.


         DIVIDEND YIELD QUOTATIONS Current distribution information may also be provided for the Fund. Distribution information for the Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the Fund net asset value per share on the last day of the period and annualized according to the following formula:

                               (((a/b)* 365) / c)

Where:
a     =  actual dividends distributed    c   =  net asset value (NAV) calculated
         for the calendar month in              on the last business day of the
         question                               month in question
b     =  number of days of dividend
         declaration in the month in
         question

         The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what the Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that same period. Distribution rates will exclude net realized short-term capital gains. The rate of current distributions for the Fund should be evaluated in light of these differences and in light of the Fund's total return figures, which will always accompany any calculation of the rate of current distributions.

         GENERAL INFORMATION From time to time, the Fund may advertise its performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

         The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization.)

         The Standard & Poor's 500 Composite Stock Price Index is a well-diversified list of 500 companies representing the U.S. stock market.

         In addition, from time to time in reports and promotions: (1) the Fund's performance may be compared to other groups of mutual funds tracked by:
(a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets,
(b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or (c) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (a measure of inflation) may be used to assess the real rate of return from an investment in the Fund; (3) other statistics such as GNP, and net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute), may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance; (5) the effect of tax-deferred compounding on the Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the Fund's historic performance or current or potential value with respect to the particular industry or sector.

         From time to time, in reports or promotional literature, the Fund may discuss, or provide quotes or commentary of their current portfolio managers, strategists, and other investment personnel, with respect to: the economy; securities markets; portfolio securities and their issuers; investment philosophies; strategies; techniques and criteria used in the selection of securities to be purchased or sold for the Fund; the Fund's portfolio holdings, including the description or graphical representation of portfolio risk and other fundamental data; the investment research and analysis process; the formulation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks, and similar or related matters. The Fund may also quote or reprint all or a portion of evaluations or descriptions of fund performance and operations appearing in various independent publications.

         From time to time, the Fund and HIFSCO also may refer to the following information:

         - The geographic and industry distribution of the Fund's portfolios and the Fund's top ten holdings;

         - To assist investors in understanding the different returns and risk characteristics of various investments, historical returns of various investment and published indices;

         - Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services;

         - Allegorical stories illustrating the importance of persistent long-term investing;

         - The Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper(R)Inc. or Morningstar, Inc.;

         - Historical information regarding HIFSCO, Wellington Management and their affiliates; and

         - Historical information regarding the asset size of one or more funds.

         The Fund's investment performance may be advertised in various financial publications, newspapers, and magazines or other media.

         From time to time the Company may publish the sales of shares of one or more funds on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.


         The Fund's annual and semiannual reports also contain additional performance information. These reports are distributed to all current shareholders and will be made available to potential investors upon request and without charge.


                                      TAXES

FEDERAL TAX STATUS OF THE FUND

The following discussion of the federal tax status of the Fund is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action.

         The Fund is treated as a separate taxpayer for federal income tax purposes. The Company intends for the Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"), and to qualify as a regulated investment company each year. If the Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement") (which the Company intends the Fund to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable to it under the Code. In particular, the Fund is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

         The Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund's assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of any two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses.

         The Fund generally will endeavor to distribute (or treat as deemed distributed) to its shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income or excise taxes on its earnings.

         In addition, in order to avoid a 4% nondeductible federal excise tax on certain of its undistributed income, the Fund generally must distribute in a timely manner the sum of (1) 98% of its ordinary income for each calendar year,
(2) 98% of its capital gain net income for the one-year period ending October 31 in that calendar year, and (3) any income not distributed in prior years (the "excise tax avoidance requirements").

         Investment income received from sources within foreign countries, or capital gains earned by the Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of the Fund's assets to be invested within various countries is not now known. The Company intends that the Fund will seek to operate so as to qualify for treaty-reduced rates of tax when applicable.

         In addition, if the Fund qualifies as a regulated investment company under the Code, and if more than 50% of the Fund's total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat foreign income taxes paid by the Fund (including certain withholding taxes) that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. If the Fund makes such an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders often are entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election, the Fund will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder's gross income and the amount that will be available as a deduction or credit. Shareholders must itemize their deductions in order to deduct foreign taxes. Certain limitations may apply that could limit the extent to which the credit or the deduction for foreign taxes may be claimed by a shareholder.

         The Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of the Fund,
(2) could require the Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. The Company seeks to monitor transactions of the Fund, seeks to make the appropriate tax elections on behalf of the Fund and seek to make the appropriate entries in the Fund's books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

         If for any taxable year the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state and local, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders constitute dividend income (with such dividend income including dividends derived from interest on tax-exempt obligations) to the extent of the Fund's available earnings and profits.

         If the Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

         Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

         A fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because the Fund must meet the 90% distribution requirement to qualify as a regulated investment company, the Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

         The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and the Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

SHAREHOLDER TAXATION

The following discussion of certain federal income tax issues of shareholders of the Fund is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action. The following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, banks and other financial institutions or to non-U.S. taxpayers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of the Fund may also be subject to state and local taxes. This summary does not address any federal estate tax issues that may arise from ownership of Fund shares. Shareholders should consult their own tax advisers as to the federal, state and local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

         In general, as described in the prospectuses, distributions from the Fund are generally taxable to shareholders as ordinary income, qualified dividend income, or long-term capital gains. Distributions of the Fund's investment company taxable income (other than qualified dividend income) are taxable as ordinary income to shareholders to the extent of the Fund's current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares. Distributions of the Fund's net capital gain properly designated by the Fund as "capital gain dividends" are taxable to a shareholder as long-term capital gain regardless of the shareholder's holding period for his or her shares and regardless of whether paid in cash or reinvested in additional shares. Properly designated distributions of qualified dividend income generally are taxable to individual shareholders at the same rates that apply to long-term capital gains. Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor's tax basis in the Fund's shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains. Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distribution in cash. For a summary of the tax rates applicable to capital gains, including capital gain dividends, see the discussion below.

         At the Company's option, the Company may cause the Fund to retain some or all of its net capital gain for a tax year, but may designate the retained amount as a "deemed distribution." In that case, among other consequences, the Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if it had been distributed to them, and the shareholders may report a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is added to the shareholder's cost basis for his or her shares. Since the Company expects the Fund to pay tax on any retained net capital gain at its regular corporate capital gain tax rate, and since that rate is in excess of the maximum rate currently payable by individuals on long-term capital gain, the amount of tax that individual shareholders are treated as having paid will exceed the amount of tax that such shareholders would be required to pay on the retained net capital gain. A shareholder that is not subject to U.S. federal income tax or tax on long-term capital gain should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid by the Fund on his or her behalf. In the event that the Company chooses this option on behalf of the Fund, the Company must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.

         Any dividend declared by the Fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

         An investor should consider the tax implications of buying shares just prior to a distribution (other than an exempt-interest dividend, described below). Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and is not entitled to offset the distribution against the tax basis in his or her shares. In addition, an investor should be aware that, at the time he or she purchases shares of the Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

         A shareholder generally recognizes taxable gain or loss on a sale or redemption (including by exercise of the exchange privilege) of his or her shares. The amount of the gain or loss is measured by the difference between the shareholder's adjusted tax basis in his or her shares and the amount of the proceeds received in exchange for such shares. Any gain or loss arising from (or, in the case of distributions in excess of earnings and profits, treated as arising from) the sale or redemption of shares generally is a capital gain or loss if such shares are held as capital assets. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his or her shares for more than one year at the time of such sale or redemption; otherwise, it is classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain dividend with respect to any share of the Fund, and if the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss.

         In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other shares of the same Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Also, if a shareholder who incurred a sales charge on the acquisition of shares of the Fund sells his or her shares within 90 days of purchase and subsequently acquires shares of the same or another fund of the Company or The Hartford Mutual Funds II, Inc. on which a sales charge normally is imposed without paying such sales charge in accordance with the exchange privilege described in the prospectuses, such shareholder will not be entitled to include the amount of the sales charge in his or her basis in the shares sold for purposes of determining gain or loss. In these cases, any gain on the disposition of the shares of the Fund is increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares of the Fund subsequently acquired.

         In general, non-corporate shareholders currently are subject to a maximum federal income tax rate of 15% on their net long-term capital gain (the excess of net long-term capital gain over net short-term capital loss) for a taxable year (including a long-term capital gain derived from an investment in the shares) and certain qualified dividend income, while other income may be taxed at rates as high as 35%. Corporate taxpayers currently are subject to federal income tax on net capital gain at the maximum 35% rate also applied to ordinary income. Tax rates imposed by states and local jurisdictions on capital gain and ordinary income may differ. Non-corporate shareholders with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

         The Fund's ordinary income dividends from domestic corporations may, if certain conditions are met, qualify for the dividends received deduction for corporate shareholders to the extent that the Fund has received qualifying dividend income during the taxable year; capital gain dividends distributed by the Fund are not eligible for the dividends received deduction. The dividends received deduction is reduced to the extent that the shares held by the Fund are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or a shareholder, as the case may be, for less than 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend.

         The Fund sends to each of its shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includible in such shareholder's taxable income for such year as ordinary income and as long-term capital gain. In addition, the federal tax status of each year's distributions generally is reported to the IRS. Distributions may also be subject to additional state, local, and foreign taxes depending on a shareholder's particular situation.


         The Fund may be required to withhold U.S. federal income tax at a rate of 28% ("backup withholding") from all taxable distributions payable to (1) any shareholder who fails to furnish the Company with its correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding, and (2) any shareholder with respect to whom the IRS notifies the Company that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual's taxpayer identification number is his or her social security number. The 28% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.


                              PRINCIPAL UNDERWRITER

         HIFSCO, the investment manager of the Fund, also serves as the principal underwriter. HIFSCO is located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

                                    CUSTODIAN

         Portfolio securities of the Fund are held pursuant to a separate Custody Agreement between the Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 TRANSFER AGENT

         Hartford Administrative Services Company ("HASCO"), 500 Bielenberg Drive, Woodbury, Minnesota 55125, is the transfer agent for the Fund. As transfer agent, HASCO, among other things, receives and processes purchase and redemption orders, effects transfers of shares, prepares and transmits payments for dividends and distributions, and maintains records of account. For its services, HASCO is paid a fee on a per account basis.

                         INDEPENDENT PUBLIC ACCOUNTANTS

         The financial statements and the financial highlights will be audited by Ernst & Young LLP, independent public accountants for the Fund. The principal business address of Ernst & Young, LLP is 220 South Sixth Street, Suite 1400, Minneapolis, MN 55402.


                      PROXY VOTING POLICIES AND PROCEDURES



         The Fund has granted to Wellington Management the authority to vote proxies on its behalf with respect to the assets managed by Wellington Management. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Proxy Policies and Procedures. Wellington Management's Proxy Committee is responsible for the review and oversight of the firm's Proxy Policies and Procedures. The Proxy Group within Wellington Management's Legal Services Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Proxy Guidelines setting forth general guidelines for voting proxies, Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merit of each proposal. The Fund's portfolio manager has the authority to determine the final vote for securities held in the Fund, unless the portfolio manager is determined to have a material conflict of interest related to that proxy vote.



         Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. The Proxy Committee sets standards for identifying material conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of the Proxy Committee or by the entire Committee in some cases to resolve the conflict and direct the vote.



         Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of the Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.


                                OTHER INFORMATION

         The Hartford has granted the Company the right to use the name, "The Hartford" or "Hartford", and has reserved the right to withdraw its consent to the use of such name by the Company and the Fund at any time, or to grant the use of such name to any other company.

                              FINANCIAL STATEMENTS

         An annual report for the Fund will be available once the Fund has completed its first annual period.

                                    APPENDIX

         The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

         MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

         STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

         AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

         A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

         BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

         BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

         MOODY'S

         Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

         STANDARD & POOR'S

         The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

         -        Liquidity ratios are adequate to meet cash requirements.

         Liquidity ratios are basically as follows, broken down by the type of issuer:

                  Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

                  Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

                  Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

         - The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

         - The issuer has access to at least two additional channels of borrowing.

         - Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

         - Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

         -        The reliability and quality of management are unquestioned.

INTERNATIONAL LONG-TERM CREDIT RATINGS

         FITCH, INC.

         The following ratings scale applies to foreign currency and local currency ratings.

INVESTMENT GRADE

         AAA
         Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA
         Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A
         High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         BBB
         Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

         BB
         Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         B
         Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         CCC, CC, C
         High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

         DDD, DD, D
         Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50% - 90% and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

         FITCH, INC.

         The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

         F1
         Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

         F2
         Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         F3
         Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         B
         Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         C
         High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

         D
         Default. Denotes actual or imminent payment default.

NOTES TO LONG-TERM AND SHORT-TERM RATINGS: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" Long-term rating category, to categories below "CCC", or to Short-term ratings other than "F1".

"NR" indicates that Fitch Ratings does not rate the issuer or issue in question.

"Withdrawn": A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

         A Rating Overlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

                                     PART C

                                OTHER INFORMATION

Item 23.          Exhibits


    a.(i) Articles of Incorporation dated March 19, 1996 (incorporated by reference to Initial Registration Statement filed on April 9, 1996)

   a.(ii) Articles Supplementary dated August 30, 2002 (incorporated by reference to Post-Effective Amendment #25 filed on October 25,
                  2002)

  a.(iii) Articles Supplementary dated September 12, 2002 (incorporated by reference to Post-Effective Amendment #25 filed on October 25, 2002)

   a.(iv) Articles of Amendment to the Articles of Incorporation (incorporated by reference to Post-Effective Amendment #26 filed on December 16, 2002)

    a.(v)         Articles Supplementary dated June 10, 2003 (filed herewith)

   a.(vi)         Articles of Amendment dated June 10, 2003 (filed herewith)

       b. By-Laws adopted January 24, 1996, last amended May 13, 2003 (filed herewith)

       c.         Not Applicable

    d.(i) Investment Management Agreement with Hartford Investment Financial Services Company dated March 3, 1997 (incorporated by reference to Post-Effective Amendment #3 filed on June 20,
                  1997)

   d.(ii) Amendment Number 1 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

  d.(iii) Amendment Number 2 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

   d.(iv) Amendment Number 3 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

    d.(v) Amendment Number 4 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)
   d.(vi) Amendment Number 5 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

  d.(vii) Amendment Number 6 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

 d.(viii) Amendment Number 7 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

   d.(ix) Form of Amendment Number 8 to Investment Management Agreement (filed herewith)

    d.(x) Investment Sub-Advisory Agreement with Wellington Management Company, LLP dated March 3, 1997 (incorporated by reference to Post-Effective Amendment #3 filed on June 20, 1997)

   d.(xi) Amendment Number 1 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

  d.(xii) Amendment Number 2 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

 d.(xiii) Amendment Number 3 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

  d.(xiv) Amendment Number 4 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

   d.(xv) Amendment Number 5 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

  d.(xvi) Amendment Number 6 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

 d.(xvii)         Form of Amendment Number 7 to Sub-Advisory Agreement with
                  Wellington Management Company, LLP (filed herewith)
d.(xviii)         Investment Services Agreement with Hartford Investment
                  Management Company dated as of March 3, 1997 (incorporated by reference to Post-Effective Amendment #3 filed on June 20,
                  1997)

  d.(xix) Amendment Number 1 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

   d.(xx) Amendment Number 2 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

    e.(i) Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

   e.(ii) Form of Dealer Agreement with the Distributor (incorporated by reference to Pre-Effective Amendment #1 filed on June 27,
                  1996)

  e.(iii) Amendment Number 1 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

   e.(iv) Amendment Number 2 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

    e.(v) Amendment Number 3 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

   e.(vi) Assignment of Principal Underwriting Agreement from Hartford Securities Distribution Company, Inc. to Hartford Investment Financial Services Company dated November 1, 1998 (incorporated by reference to Post-Effective Amendment #20 filed on February 15, 2002)

  e.(vii) Amendment Number 4 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

 e.(viii) Amendment Number 5 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

   e.(ix) Amendment Number 6 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)
    e.(x) Amendment Number 7 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

   e.(xi) Form of Amendment Number 8 to Principal Underwriting Agreement (filed herewith)

       f.         Not Applicable

    g.(i) Custodian Agreement (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

   g.(ii) Amendment Number 1 to Custodian Agreement (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

  g.(iii) Amendment Number 2 to Custodian Agreement (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

   g.(iv) Amendment Number 3 to Custodian Agreement (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

    g.(v) Letter Amendment to Custodian Agreement (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

   g.(vi) Letter Amendment to Custodian Agreement (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

  g.(vii) Letter Amendment to Custodian Agreement (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

 g.(viii) Amendment Number 4 to Custodian Agreement (incorporated by reference to Post-Effective Amendment #26 filed on December 16, 2002)

   g.(ix)         Form of Amendment Number 5 to Custodian Agreement
                  (filed herewith)

    g.(x) Remote Services Agreement - State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment #27 filed on June 6, 2003)

    h.(i) Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc. and Hartford Administrative Services Company dated November 1, 2001 (incorporated by reference to Post-Effective Amendment #20 filed on February 15, 2002)
   h.(ii) Amendment Number 1 to Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment #27 filed on February 28, 2003)

  h.(iii) Form of Amendment Number 2 to Transfer Agency and Service Agreement (filed herewith)

       i.         Opinion and Consent of Counsel (filed herewith)

       j.         Not Applicable

       k.         Not Applicable

       l.         Not Applicable

       m. Form of Amended and Restated Rule 12b-1 Distribution Plan for Class A, Class B and Class C Shares (filed herewith)

       n.         Form of Multiple Class Plan Pursuant to Rule 18f-3
                  (filed herewith)

       o.         Not Applicable

    p.(i) Code of Ethics of HL Investment Advisors, LLC, Hartford Investment Financial Services, LLC and The Hartford-Sponsored Mutual Funds (incorporated by reference to Post-Effective Amendment #26 filed on December 16, 2002)

   p.(ii) Code of Ethics of Hartford Investment Management Company and Hartford Investment Services, Inc. (incorporated by reference to Post-Effective Amendment #26 filed on December 16, 2002)

  p.(iii) Code of Ethics of Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #15 filed on April 28, 2000)

    q.(i) Power of Attorney (incorporated by reference to Post-Effective Amendment #22 filed on August 27, 2002)

   q.(ii) Certified copy of Board Resolution (incorporated by reference to Post-Effective Amendment #26 filed on December 16, 2002)

Item 24.          Persons controlled by or under Common Control with Registrant


                  As of July 31, 2003, any persons directly or indirectly under common control with The Hartford Mutual Funds, Inc. are affiliates of, and are controlled by, The Hartford Financial Services Group, Inc., a Maryland corporation. Information about all such persons is incorporated herein by reference to the Form 10-K of The Hartford Financial Services Group, Inc. filed on March 3, 2003.

                  In addition, subsidiaries of The Hartford Financial Services Group, Inc., beneficially owned as of July 31, 2003 more than 25% of the following funds:

                           The Hartford Global Communications Fund
                           The Hartford Global Financial Services Fund
                           The Hartford Income Fund
                           The Hartford International Capital Appreciation Fund The Hartford Tax-Free California Fund
                           The Hartford Tax-Free New York Fund


Item 25.          Indemnification

                  Article V of the Registrant's Articles of Incorporation dated March 19, 1996 and incorporated herein by reference to Registrant's initial registration statement on April 9, 1996 provides in effect that the Registrant will indemnify its officers and directors under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, Article V does not protect any person against liability to the Registrant or its shareholders to which such Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

                  Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty;
                  (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

                  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made
                  (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding an who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph
                  (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

                  Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

                  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          Business and Other Connections of Investment Adviser

                  Hartford Investment Financial Services, LLC serves as investment adviser to the portfolio included in this Registration Statement.

                           Position with Hartford Investment
Name                       Financial Services, LLC                   Other Business
----                       -----------------------                   --------------
Thomas M. Marra            President and Chief Executive Officer     President and Chief Operating Officer of
                                                                     Hartford Life, Inc. ("HL, Inc.")(1)

John C. Walters            Executive Vice President                  Executive Vice President and Director of
                                                                     the Investment Products Division of
                                                                     Hartford Life Insurance Company ("HLIC")(2)

Walter E. Watkins, Jr.     Chief Compliance Officer                  Chief Compliance Officer of HL Investment
                                                                     Advisors, LLC(3)

David N. Levenson          Senior Vice President                     Senior Vice President of HLIC

Christine H. Repasy        Senior Vice President, General            Senior Vice President and General Counsel
                           Counsel and Corporate Secretary           of HL, Inc.

David M. Znamierowski      Senior Vice President-Investments         President of Hartford Investment Management
                                                                     Company ("HIMCO")(4)

David A. Carlson           Vice President and Director of Taxes      Vice President and Director of Taxes of HL,
                                                                     Inc.

William H. Davison, Jr.    Senior Vice President                     Managing Director of HIMCO

Tamara L. Fagely           Controller                                Vice President of Hartford Administrative
                                                                     Services Company ("HASCO")(5)

Kevin Carr                 Vice President and Assistant              Assistant General Counsel of The Hartford
                           Secretary                                 Financial Services Group, Inc. ("The
                                                                     Hartford")(6)

Mary Jane Bartolotta       Vice President                            Senior Vice President and Chief Accounting
Fortin                                                               Officer of HL Inc.

John N. Giamalis           Treasurer                                 Vice President of HL Inc.

Todd G. Picken             Assistant Treasurer                       Assistant Treasurer of HLIC

Dawn M. Cormier            Assistant Secretary                       Assistant Secretary of HL Inc.

Sarah J. Harding           Assistant Secretary                       Assistant Secretary of HL Inc.

Diane E. Tatelman          Assistant Secretary                       Assistant Secretary of HL Inc.

   (1) The principal business address for HL, Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.

   (2) The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.

   (3) The principal business address for HL Investment Advisors, LLC is 200 Hopmeadow Street, Simsbury, CT 06089.

   (4) The principal business address for HIMCO is 55 Farmington Avenue, Hartford, CT 06105.

   (5) The principal business address for Hartford Administrative Services Company is 500 Bielenberg Drive, Woodbury, MN 55125.

   (6) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.

Item 27.          Principal Underwriters

         Hartford Investment Financial Services, LLC ("HIFSCO") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HIFSCO is also the principal underwriter for The Hartford Mutual Funds II, Inc.

         The directors and principal officers of HIFSCO and their position with the Registrant are set forth below:

Name and Principal Business Address   Positions and Offices with Underwriter            Position and Offices with Registrant
-----------------------------------   --------------------------------------            ------------------------------------
Thomas M. Marra(1)                    President and Chief Executive Officer and
                                      Manager                                           Chairman of the Board and Director

John C. Walters (1)                   Executive Vice President and Manager
                                                                                        Vice President

Walter E. Watkins, Jr. (1)            Chief Compliance Officer
                                                                                        None

David N. Levenson (1)                 Senior Vice President
                                                                                        Vice President

Christine H. Repasy (1)               Senior Vice President, General Counsel and
                                      Corporate Secretary                               None

David M. Znamierowski (2)             Senior Vice President-Investments and Manager     President and Director

William H. Davison, Jr. (2)           Senior Vice President                             Vice President

David A. Carlson (1)                  Vice President and Director of Taxes              None

Mary Jane Bartolotta Fortin (1)       Vice President                                    Vice President

Tamara L. Fagely (1)                  Controller                                        Vice President

John N. Giamalis (3)                  Treasurer                                         None

Todd G. Picken (3)                    Assistant Treasurer                               None

Kevin J. Carr (2)                     Vice President and Assistant Secretary            Vice President and Secretary

Dawn Marie Cormier (1)                Assistant Secretary                               None

Sarah J. Harding (1)                  Assistant Secretary                               None

Diane E. Tatelman (1)                 Assistant Secretary                               None

(1)Principal business address is 200 Hopmeadow Street, Simsbury, CT 06089.

(2)Principal business address is 55 Farmington Avenue, Hartford, CT 06105.

(3)Principal business address is 690 Asylum Avenue, Hartford, CT 06115.

Item 28.          Location of Accounts and Records

         Books or other documents required to be maintained by the Registrant by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, Minnesota 55125.

Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29.          Management Services

                  Not Applicable

Item 30.          Undertakings

                  Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 14th day of August, 2003.


                                              THE HARTFORD MUTUAL FUNDS,
                                              INC.

                                              By:         *
                                                 -------------------------------
                                                   David M. Znamierowski
                                                   Its: President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



SIGNATURE                                   TITLE                               DATE
---------                                   -----                               ----
                   *                        President                           August 14, 2003
------------------------------------        (Chief Executive Officer)
David M. Znamierowski                       & Director

                   *                        Controller & Treasurer              August 14, 2003
------------------------------------        (Chief Accounting Officer &
Tamara L. Fagely                            Chief Financial Officer)

                                            Director
-------------------------------------
Lynn Birdsong

                   *                        Director                            August 14, 2003
------------------------------------
Winifred E. Coleman

                   *                        Director                            August 14, 2003
------------------------------------
Robert M. Gavin, Jr.



                  *                         Director                            August 14th, 2003
-------------------------------------
Duane E. Hill

                   *                        Chairman of the Board               August 14th, 2003
------------------------------------        and Director
Thomas M. Marra

                   *                        Director                            August 14th, 2003
------------------------------------
Phillip O. Peterson

                  *                         Director                            August 14th, 2003
-------------------------------------
Millard H. Pryor, Jr.

                  *                         Director                            August 14th, 2003
------------------------------------
Lowndes A. Smith

    /s/ Kevin J. Carr                                                           August 14th, 2003
------------------------------------
* By Kevin J. Carr
     Attorney-in-fact

                                  EXHIBIT INDEX

Exhibit No.


a.(v)             Articles Supplementary dated June 10, 2003

a.(vi)            Articles of Amendment dated June 10, 2003

b.                By-Laws adopted January 24, 1996, last amended May 13, 2003

d.(ix)            Form of Amendment Number 8 to Investment Management Agreement

d.(xvii)          Form of Amendment Number 7 to Sub-Advisory Agreement with
                           Wellington Management Company, LLP

e.(xi)            Form of Amendment Number 8 to Principal Underwriting Agreement

g.(ix)            Form of Amendment Number 5 to Custodian Agreement

h.(iii)           Form of Amendment Number 2 to Transfer Agency and Service
                           Agreement

i.                Opinion and Consent of Counsel

m.                Form of Amended and Restated Rule 12b-1 Distribution Plan for
                           Class A, Class B and Class C Shares

n.                Form of Multiple Class Plan Pursuant to Rule 18f-3